Pioneer Short Term Income Fund
Schedule of Investments  |  November 30, 2021

A: STABX	C: PSHCX	C2: STIIX	K: STIKX	Y: PSHYX

Schedule of Investments  |  11/30/21
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 102.5%
	Senior Secured Floating Rate Loan Interests — 2.9% of Net Assets(a)*
	Advertising Sales — 0.2%
445,466	Lamar Media Corp., Term B Loan, 1.589% (LIBOR + 150 bps), 2/5/27	$ 443,656
267,201	Outfront Media Capital LLC, (Outfront Media Capital Corporation), Extended Term Loan, 1.842% (LIBOR + 175 bps), 11/18/26	261,941
	Total Advertising Sales	$705,597
	Airlines — 0.1%
250,000	Air Canada, Term Loan, 4.25% (LIBOR + 350 bps), 8/11/28	$ 248,437
248,750	United AirLines, Inc., Class B Term Loan, 4.50% (LIBOR + 375 bps), 4/21/28	248,595
	Total Airlines	$497,032
	Applications Software — 0.1%
250,000	RealPage, Inc., First Lien Initial Term Loan, 3.75% (LIBOR + 325 bps), 4/24/28	$ 248,080
	Total Applications Software	$248,080
	Auction House & Art Dealer — 0.1%
249,375	Sotheby's, 2021 Second Refinancing Term Loan, 5.00% (LIBOR + 450 bps), 1/15/27	$ 250,102
	Total Auction House & Art Dealer	$250,102
	Auto Parts & Equipment — 0.0%†
125,665	TI Group Automotive Systems, LLC, Refinancing US Term Loan, 3.75% (LIBOR + 325 bps), 12/16/26	$ 125,194
	Total Auto Parts & Equipment	$125,194
	Building & Construction Products — 0.1%
250,000	Standard Industries, Inc., Initial Term Loan, 3.00% (LIBOR + 250 bps), 9/22/28	$ 249,609
	Total Building & Construction Products	$249,609
	Cable & Satellite Television — 0.2%
490,022	CSC Holdings, LLC, (fka CSC Holdings, Inc., (Cablevision)), September 2019 Initial Term Loan, 2.59% (LIBOR + 250 bps), 4/15/27	$ 481,630
235,662	Virgin Media Bristol LLC, N Facility, 2.589% (LIBOR + 250 bps), 1/31/28	232,815
	Total Cable & Satellite Television	$714,445
1Pioneer Short Term Income Fund  |  | 11/30/21

Principal Amount USD ($)		Value
	Chemicals-Specialty — 0.1%
313,235	Element Solutions, Inc., (Macdermid, Incorporated), Tranche B-1 Term Loan, 2.09% (LIBOR + 200 bps), 1/31/26	$ 312,779
251,372	Tronox Finance LLC, First Lien Replacement Term Loan, 2.382% (LIBOR + 225 bps), 3/10/28	249,094
	Total Chemicals-Specialty	$561,873
	Commercial Services — 0.1%
250,000	AEA International Holdings (Luxembourg) S.a.r.l., First Lien Initial Term Loan, 4.25% (LIBOR + 375 bps), 9/7/28	$ 250,625
244,375	MRO Holdings, Inc., Initial Term Loan, 5.132% (LIBOR + 500 bps), 6/4/26	244,986
	Total Commercial Services	$495,611
	Computer Data Security — 0.1%
250,000	Magenta Buyer, LLC, First Lien Initial Term Loan, 5.75% (LIBOR + 500 bps), 7/27/28	$ 249,427
	Total Computer Data Security	$249,427
	Computer Services — 0.1%
376,086	CDW LLC, (fka CDW Corporation), Term Loan, 4.00% (LIBOR + 175 bps), 10/13/26	$ 376,858
250,000	Sitel Group, Initial Dollar Term Loan, 4.25% (LIBOR + 375 bps), 8/28/28	249,469
	Total Computer Services	$626,327
	Containers-Paper & Plastic — 0.1%
440,100	Berry Global, Inc., Term Z Loan, 1.864% (LIBOR + 175 bps), 7/1/26	$ 436,349
18,634	Trident TPI Holdings, Inc., Tranche B-3 DDTL Term Loan, 4.50% (LIBOR + 400 bps), 9/15/28	18,624
131,366	Trident TPI Holdings, Inc., Tranche B-3 Initial Term Loan, 4.50% (LIBOR + 400 bps), 9/15/28	131,296
	Total Containers-Paper & Plastic	$586,269
	Diagnostic Equipment — 0.1%
249,375	Curia Global, Inc., First Lien 2021 Term Loan, 4.50% (LIBOR + 375 bps), 8/30/26	$ 249,397
	Total Diagnostic Equipment	$249,397
	Direct Marketing — 0.0%†
79,297	Red Ventures, LLC, (New Imagitas, Inc.), First Lien Term B-2 Loan, 2.59% (LIBOR + 250 bps), 11/8/24	$ 78,625
	Total Direct Marketing	$78,625
Pioneer Short Term Income Fund  |  | 11/30/212

Schedule of Investments  |  11/30/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Disposable Medical Products — 0.1%
250,000	Sotera Health Holdings, LLC, First Lien Refinancing Loan, 3.25% (LIBOR + 275 bps), 12/11/26	$ 249,140
	Total Disposable Medical Products	$249,140
	Electric-Generation — 0.1%
364,758	Eastern Power, LLC (Eastern Covert Midco LLC), Term Loan, 4.75% (LIBOR + 375 bps), 10/2/25	$ 311,216
	Total Electric-Generation	$311,216
	Electronic Composition — 0.0%†
90,676	ON Semiconductor Corp., 2019 New Replacement Term B-4 Loan, 2.09% (LIBOR + 200 bps), 9/19/26	$ 90,463
	Total Electronic Composition	$90,463
	Enterprise Software & Services — 0.0%†
58,166	Verint Systems, Inc., Refinancing Term Loan, 2.086% (LIBOR + 200 bps), 6/28/24	$ 57,984
	Total Enterprise Software & Services	$57,984
	Finance-Leasing Company — 0.2%
249,372(b)	Avolon TLB Borrower 1 (US) LLC, Term B-5 Loan (2021), 12/1/27	$ 248,904
296,471	Delos Finance S.a r.l., New Loan (2018), 1.881% (LIBOR + 175 bps), 10/6/23	296,309
270,000	Setanta Aircraft Leasing DAC, Term Loan, 2.14% (LIBOR + 200 bps), 11/5/28	269,409
	Total Finance-Leasing Company	$814,622
	Gambling (Non-Hotel) — 0.1%
250,000	Bally's Corp., Term B Facility Loan, 3.75% (LIBOR + 325 bps), 10/2/28	$ 249,063
218,766	Scientific Games International, Inc., Initial Term B-5 Loan, 2.84% (LIBOR + 275 bps), 8/14/24	217,658
	Total Gambling (Non-Hotel)	$466,721
	Hotels & Motels — 0.0%†
247,249	Hilton Worldwide Finance, LLC, Refinanced Series B-2 Term Loan, 1.842% (LIBOR + 175 bps), 6/22/26	$ 243,966
	Total Hotels & Motels	$243,966
	Machinery-Construction & Mining — 0.0%†
78,281	Terex Corp., Incremental U.S. Term Loan (2018), 2.75% (LIBOR + 200 bps), 1/31/24	$ 78,220
	Total Machinery-Construction & Mining	$78,220
3Pioneer Short Term Income Fund  |  | 11/30/21

Principal Amount USD ($)		Value
	Medical Labs & Testing Services — 0.0%†
244,397	Phoenix Guarantor, Inc., First Lien Tranche B-1 Term Loan, 3.342% (LIBOR + 325 bps), 3/5/26	$ 241,953
	Total Medical Labs & Testing Services	$241,953
	Medical-Drugs — 0.1%
138,149	Bausch Health Companies, Inc., Initial Term Loan, 3.091% (LIBOR + 300 bps), 6/2/25	$ 137,113
139,853	Endo Luxembourg Finance Company I S.a r.l., 2021 Term Loan, 5.75% (LIBOR + 500 bps), 3/27/28	136,392
	Total Medical-Drugs	$273,505
	Medical-Hospitals — 0.1%
250,000	AHP Health Partners, Inc., Initial Term Loan, 4.00% (LIBOR + 350 bps), 8/24/28	$ 250,000
	Total Medical-Hospitals	$250,000
	Metal Processors & Fabrication — 0.0%†
150,000	WireCo WorldGroup, Inc., Initial Term Loan, (LIBOR + 425 bps), 11/13/28	$ 149,437
	Total Metal Processors & Fabrication	$149,437
	Metal-Iron — 0.0%†
107,362	TMS International Corp., Term B-2 Loan, 3.75% (LIBOR + 275 bps), 8/14/24	$ 107,094
	Total Metal-Iron	$107,094
	Paper & Related Products — 0.0%†
179,167	Sylvamo Corp., Term Loan B, 5.00% (LIBOR + 450 bps), 8/18/28	$ 179,316
	Total Paper & Related Products	$179,316
	Pastoral & Agricultural — 0.0%†
175,833	Darling Ingredients, Inc., (fka Darling International Inc.), Term B Loan, 2.09% (LIBOR + 200 bps), 12/18/24	$ 176,017
	Total Pastoral & Agricultural	$176,017
	Physical Therapy & Rehabilitation Centers — 0.1%
249,375	Upstream Newco, Inc., First Lien August 2021 Incremental Term Loan, 4.34% (LIBOR + 425 bps), 11/20/26	$ 248,700
	Total Physical Therapy & Rehabilitation Centers	$248,700
	Pipelines — 0.1%
437,625	Centurion Pipeline Company, LLC, Initial Term Loan, 3.34% (LIBOR + 325 bps), 9/29/25	$ 433,249
	Total Pipelines	$433,249
Pioneer Short Term Income Fund  |  | 11/30/214

Schedule of Investments  |  11/30/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Rental Auto & Equipment — 0.0%†
128,103	Fly Funding II S.a r.l., Replacement Loan, 1.90% (LIBOR + 175 bps), 8/11/25	$ 125,007
	Total Rental Auto & Equipment	$125,007
	Resorts/Theme Parks — 0.1%
250,000	Seaworld Parks & Entertainment, Inc., Term B Loan, 3.50% (LIBOR + 300 bps), 8/25/28	$ 249,271
	Total Resorts/Theme Parks	$249,271
	Retail — 0.3%
425,844	1011778 B.C. Unlimited Liability Company, Term B-4 Loan, 1.84% (LIBOR + 175 bps), 11/19/26	$ 416,596
250,000	Pilot Travel Centers, LLC, Initial Tranche B Term Loan, 2.091% (LIBOR + 200 bps), 8/4/28	248,014
249,513	RVR Dealership Holdings, LLC, Term Loan, 4.75% (LIBOR + 400 bps), 2/8/28	248,733
112,125	Staples, Inc., 2019 Refinancing New Term B-2 Loan, 4.632% (LIBOR + 450 bps), 9/12/24	109,714
250,000	Whatabrands, LLC, Initial Term B Loan, 3.75% (LIBOR + 325 bps), 8/3/28	248,937
	Total Retail	$1,271,994
	Telecommunication Equipment — 0.0%†
205,800	Commscope, Inc., Initial Term Loan, 3.34% (LIBOR + 325 bps), 4/6/26	$ 201,041
	Total Telecommunication Equipment	$201,041
	Telephone-Integrated — 0.0%†
151,798	Level 3 Financing, Inc., Tranche B 2027 Term Loan, 1.84% (LIBOR + 175 bps), 3/1/27	$ 148,445
	Total Telephone-Integrated	$148,445
	Television — 0.0%†
225,830	Sinclair Television Group, Inc., Tranche B Term Loan, 2.35% (LIBOR + 225 bps), 1/3/24	$ 220,834
	Total Television	$220,834
	Veterinary Diagnostics — 0.2%
965,899	Elanco Animal Health Incorporated, Term Loan, 1.836% (LIBOR + 175 bps), 8/1/27	$ 951,652
	Total Veterinary Diagnostics	$951,652
	Total Senior Secured Floating Rate Loan Interests (Cost $13,259,189)	$13,177,435

5Pioneer Short Term Income Fund  |  | 11/30/21

Principal Amount USD ($)		Value
	Asset Backed Securities — 23.7% of Net Assets
143,508(a)	321 Henderson Receivables I LLC, Series 2006-2A, Class A1, 0.29% (1 Month USD LIBOR + 20 bps), 6/15/41 (144A)	$ 140,980
103,920(a)	321 Henderson Receivables LLC, Series 2005-1A, Class A1, 0.32% (1 Month USD LIBOR + 23 bps), 11/15/40 (144A)	102,487
1,500,000	A10 Bridge Asset Financing LLC, Series 2019-B, Class D, 4.523% , 8/15/40 (144A)	1,489,567
500,000(a)	ABPCI Direct Lending Fund CLO X LP, Series 2020-10A, Class D, 5.632% (3 Month USD LIBOR + 550 bps), 1/20/32 (144A)	501,607
1,500,000	ACC Trust, Series 2019-2, Class C, 5.24% , 10/21/24 (144A)	1,535,028
957,055	Accelerated LLC, Series 2021-1H, Class C, 2.35% , 10/20/40 (144A)	955,138
750,000(a)	ACREC, Ltd., Series 2021-FL1, Class A, 1.239% (1 Month USD LIBOR + 115 bps), 10/16/36 (144A)	750,000
500,000	AM Capital Funding LLC, Series 2018-1, Class A, 4.98% , 12/15/23 (144A)	515,616
800,000	American Credit Acceptance Receivables Trust, Series 2021-3, Class F, 3.64% , 5/15/28 (144A)	786,777
500,000	Amur Equipment Finance Receivables VI LLC, Series 2018-2A, Class D, 4.45% , 6/20/23 (144A)	506,076
400,000	Amur Equipment Finance Receivables VI LLC, Series 2018-2A, Class E, 5.45% , 11/20/23 (144A)	402,372
500,000	Amur Equipment Finance Receivables VII LLC, Series 2019-1A, Class E, 4.47% , 3/20/25 (144A)	500,083
1,500,000	Aqua Finance Trust, Series 2019-A, Class C, 4.01% , 7/16/40 (144A)	1,540,391
500,000	Aqua Finance Trust, Series 2020-AA, Class C, 3.97% , 7/17/46 (144A)	519,062
960,441	Aqua Finance Trust, Series 2021-A, Class A, 1.54% , 7/17/46 (144A)	953,380
1,300,000(a)	Arbor Realty Collateralized Loan Obligation, Ltd., Series 2021-FL4, Class D, 2.99% (1 Month USD LIBOR + 290 bps), 11/15/36 (144A)	1,299,995
500,000(a)	Arbor Realty Collateralized Loan Obligation, Ltd., Series 2021-FL4, Class E, 3.49% (1 Month USD LIBOR + 340 bps), 11/15/36 (144A)	499,998
1,000,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2019-1, Class B, 3.37% , 6/15/25 (144A)	1,014,779
1,000,000	Avid Automobile Receivables Trust, Series 2019-1, Class C, 3.14% , 7/15/26 (144A)	1,018,005
Pioneer Short Term Income Fund  |  | 11/30/216

Schedule of Investments  |  11/30/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,050,000	Avid Automobile Receivables Trust, Series 2021-1, Class F, 5.16% , 10/16/28 (144A)	$ 1,042,777
400,000	BCC Funding XVII LLC, Series 2020-1, Class C, 2.50% , 9/22/25 (144A)	396,679
1,170,000	BHG Securitization Trust, Series 2021-B, Class D, 3.17% , 10/17/34 (144A)	1,150,060
393,750	Blackbird Capital Aircraft, Series 2021-1A, Class B, 3.446% , 7/15/46 (144A)	392,479
1,043,469	BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class B, 3.78% , 9/26/33 (144A)	1,074,465
1,000,000(a)	Brightwood Capital MM CLO, Ltd., Series 2020-1A, Class B1, 2.866% (3 Month USD LIBOR + 275 bps), 12/15/28 (144A)	999,494
1,000,000(a)	Brightwood Capital MM CLO, Ltd., Series 2020-1A, Class D, 5.516% (3 Month USD LIBOR + 540 bps), 12/15/28 (144A)	998,476
820,100	BXG Receivables Note Trust, Series 2018-A, Class C, 4.44% , 2/2/34 (144A)	849,838
358,276	BXG Receivables Note Trust, Series 2020-A, Class B, 2.49% , 2/28/36 (144A)	360,683
2,500,000	Carnow Auto Receivables Trust, Series 2019-1A, Class C, 3.36% , 6/17/24 (144A)	2,531,647
500,000	CarNow Auto Receivables Trust, Series 2021-1A, Class C, 2.16% , 2/17/26 (144A)	499,661
500,000	Carvana Auto Receivables Trust, Series 2019-4A, Class E, 4.70% , 10/15/26 (144A)	517,910
2,000,000	Carvana Auto Receivables Trust, Series 2020-N1A, Class D, 3.43% , 1/15/26 (144A)	2,055,919
750,000	Carvana Auto Receivables Trust, Series 2021-N3, Class N, 2.53% , 6/12/28 (144A)	750,113
93,653(a)	CDC Mortgage Capital Trust, Series 2002-HE1, Class A, 0.712% (1 Month USD LIBOR + 62 bps), 1/25/33	93,149
62,928(a)	Chase Funding Trust Series, Series 2003-3, Class 2A2, 0.632% (1 Month USD LIBOR + 54 bps), 4/25/33	62,146
56,142(c)	Chase Funding Trust Series, Series 2003-6, Class 1A7, 4.935% , 11/25/34	58,395
1,250,000	CIG Auto Receivables Trust, Series 2021-1A, Class C, 1.79% , 4/12/27 (144A)	1,246,557
500,000	Commercial Equipment Finance LLC, Series 2021-A, Class C, 3.55% , 12/15/28 (144A)	499,668
23,185	Commonbond Student Loan Trust, Series 2017-BGS, Class C, 4.44% , 9/25/42 (144A)	23,971
76,305	Conn's Receivables Funding LLC, Series 2020-A, Class A, 1.71% , 6/16/25 (144A)	76,410
7Pioneer Short Term Income Fund  |  | 11/30/21

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,850,403	Continental Credit Card ABS LLC, Series 2019-1A, Class A, 3.83% , 8/15/26 (144A)	$ 1,882,742
1,000,000	Continental Credit Card ABS LLC, Series 2019-1A, Class B, 4.95% , 8/15/26 (144A)	1,040,071
372,000	Continental Credit Card ABS LLC, Series 2019-1A, Class C, 6.16% , 8/15/26 (144A)	383,669
170,671(a)	Countrywide Asset-Backed Certificates, Series 2004-SD3, Class A2, 1.192% (1 Month USD LIBOR + 110 bps), 9/25/34 (144A)	170,044
500,000	Credito Real USA Auto Receivables Trust, Series 2021-1A, Class B, 2.87% , 2/16/27 (144A)	495,239
519,000	Crossroads Asset Trust, Series 2021-A, Class D, 2.52% , 1/20/26 (144A)	512,583
558,098	Diamond Resorts Owner Trust, Series 2019-1A, Class B, 3.53% , 2/20/32 (144A)	568,277
186,033	Diamond Resorts Owner Trust, Series 2019-1A, Class D, 5.25% , 2/20/32 (144A)	190,195
1,000,000(a)	Ellington CLO III, Ltd., Series 2018-3A, Class C, 2.382% (3 Month USD LIBOR + 225 bps), 7/20/30 (144A)	991,858
1,250,000(a)	Ellington CLO IV, Ltd., Series 2019-4A, Class CR, 2.874% (3 Month USD LIBOR + 275 bps), 4/15/29 (144A)	1,249,357
500,000	Elm Trust, Series 2020-3A, Class A2, 2.954% , 8/20/29 (144A)	495,533
2,000,000	Exeter Automobile Receivables Trust, Series 2019-2A, Class E, 4.68% , 5/15/26 (144A)	2,095,223
1,500,000	Fair Square Issuance Trust, Series 2020-AA, Class C, 5.40% , 9/20/24 (144A)	1,507,591
66,746	FCI Funding LLC, Series 2019-1A, Class B, 0.000% , 2/18/31 (144A)	66,995
200,000(d)	Finance of America HECM Buyout, Series 2021-HB1, Class M3, 3.64% , 2/25/31 (144A)	197,713
1,000,000(a)	Fortress Credit Opportunities IX CLO, Ltd., Series 2017-9A, Class A1TR, 1.672% (3 Month USD LIBOR + 155 bps), 10/15/33 (144A)	999,735
500,000(a)	Fortress Credit Opportunities VI CLO, Ltd., Series 2015-6A, Class A1TR, 1.481% (3 Month USD LIBOR + 136 bps), 7/10/30 (144A)	500,386
395,437	Foundation Finance Trust, Series 2021-1A, Class A, 1.27% , 5/15/41 (144A)	390,374
100,687(a)	Freddie Mac Structured Pass-Through Certificates, Series T-20, Class A7, 0.392% (1 Month USD LIBOR + 30 bps), 12/25/29	99,111
4,701	Freed ABS Trust, Series 2020-FP1, Class A, 2.52% , 3/18/27 (144A)	4,704
Pioneer Short Term Income Fund  |  | 11/30/218

Schedule of Investments  |  11/30/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,000,000	Freed ABS Trust, Series 2021-3FP, Class D, 2.37% , 11/20/28 (144A)	$ 987,145
750,000	Genesis Sales Finance Master Trust, Series 2021-AA, Class D, 2.09% , 12/21/26 (144A)	741,852
2,000,000	GLS Auto Receivables Issuer Trust, Series 2019-3A, Class C, 2.96% , 5/15/25 (144A)	2,030,557
75,061(d)	Gold Key Resorts LLC, Series 2014-A, Class C, 5.87% , 3/17/31 (144A)	75,870
500,000(a)	Gracie Point International Funding, Series 2021-1A, Class C, 2.486% (1 Month USD LIBOR + 240 bps), 11/1/23 (144A)	499,791
55,349(a)	GSAA Home Equity Trust, Series 2005-8, Class A3, 0.952% (1 Month USD LIBOR + 86 bps), 6/25/35	55,947
168,527	HIN Timeshare Trust, Series 2020-A, Class D, 5.50% , 10/9/39 (144A)	174,502
900,000	HOA Funding LLC - HOA, Series 2021-1A, Class B, 7.432% , 8/20/51 (144A)	907,561
1,400,000	Home Partners of America Trust, Series 2021-2, Class B, 2.302% , 12/17/26 (144A)	1,390,470
1,237,809	Horizon Funding LLC, Series 2019-1A, Class A1, 4.21% , 9/15/27 (144A)	1,249,073
500,000(a)	ICG US CLO, Ltd., Series 2016-1A, Class DRR, 7.569% (3 Month USD LIBOR + 744 bps), 4/29/34 (144A)	489,899
664,762	Jamestown CLO V, Ltd., Series 2014-5A, Class B2R, 3.84% , 1/17/27 (144A)	665,695
790,385	LFS LLC, Series 2021-A, Class A, 2.46% , 4/15/33 (144A)	788,340
1,000,000	LFS LLC, Series 2021-B, Class A, 2.40% , 12/15/33 (144A)	1,000,000
494,648	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636% , 10/15/46 (144A)	493,652
1,150,000	Marlette Funding Trust, Series 2019-2A, Class C, 4.11% , 7/16/29 (144A)	1,160,887
1,000,000	Marlette Funding Trust, Series 2021-1A, Class D, 2.47% , 6/16/31 (144A)	1,000,544
1,080,000	Mercury Financial Credit Card Master Trust, Series 2021-1A, Class B, 2.33% , 3/20/26 (144A)	1,071,991
1,000,000	Mission Lane Credit Card Master Trust, Series 2021-A, Class B, 2.24% , 9/15/26 (144A)	996,666
548,585	Mosaic Solar Loan Trust, Series 2019-2A, Class C, 4.35% , 9/20/40 (144A)	549,122
315,003	Mosaic Solar Loan Trust, Series 2019-2A, Class D, 6.18% , 9/20/40 (144A)	307,907
153,529	MVW LLC, Series 2020-1A, Class C, 4.21% , 10/20/37 (144A)	157,842
9Pioneer Short Term Income Fund  |  | 11/30/21

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
6,409(d)	New Century Home Equity Loan Trust, Series 2004-A, Class AII9, 5.47% , 8/25/34	$ 7,394
233,534(a)	Newtek Small Business Loan Trust, Series 2017-1, Class B, 3.092% (1 Month USD LIBOR + 300 bps), 2/25/43 (144A)	235,912
1,500,000	NMEF Funding LLC, Series 2019-A, Class B, 3.06% , 8/17/26 (144A)	1,511,778
1,000,000	NMEF Funding LLC, Series 2019-A, Class D, 4.39% , 8/17/26 (144A)	1,012,549
172,675(a)	NovaStar Mortgage Funding Trust Series, Series 2003-1, Class A2, 0.872% (1 Month USD LIBOR + 78 bps), 5/25/33	172,059
224,549	Oasis LLC, Series 2020-1A, Class A, 3.82% , 1/15/32 (144A)	224,871
332,929	Oasis LLC, Series 2020-2A, Class A, 4.262% , 5/15/32 (144A)	334,624
297,561	Oasis Securitization Funding LLC, Series 2021-1A, Class A, 2.579% , 2/15/33 (144A)	297,889
1,000,000	Oasis Securitization Funding LLC, Series 2021-2A, Class B, 5.147% , 10/15/33 (144A)	999,347
200,000	Oportun Funding XIV LLC, Series 2021-A, Class C, 3.44% , 3/8/28 (144A)	201,830
1,000,000	Oportun Issuance Trust, Series 2021-C, Class C, 3.61% , 10/8/31 (144A)	994,947
651,322	Orange Lake Timeshare Trust, Series 2019-A, Class A, 3.06% , 4/9/38 (144A)	665,375
759,882	Orange Lake Timeshare Trust, Series 2019-A, Class D, 4.93% , 4/9/38 (144A)	775,140
1,000,000(a)	Owl Rock CLO II, Ltd., Series 2019-2A, Class ALR, 1.682% (3 Month USD LIBOR + 155 bps), 4/20/33 (144A)	999,745
1,328,947	Oxford Finance Funding LLC, Series 2019-1A, Class B, 5.438% , 2/15/27 (144A)	1,360,042
500,000(a)	Palmer Square Loan Funding, Ltd., Series 2020-1A, Class B, 2.06% (3 Month USD LIBOR + 190 bps), 2/20/28 (144A)	491,139
750,000	Pawneee Equipment Receivables Series LLC, Series 2021-1, Class D, 2.75% , 7/15/27 (144A)	745,603
750,000	Pawneee Equipment Receivables Series LLC, Series 2021-1, Class E, 5.21% , 5/15/28 (144A)	745,874
574,201	PEAR LLC, Series 2020-1, Class A, 3.75% , 12/15/32 (144A)	573,607
1,000,000	PEAR LLC, Series 2021-1, Class A, 2.60% , 1/15/34 (144A)	999,351
Pioneer Short Term Income Fund  |  | 11/30/2110

Schedule of Investments  |  11/30/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,500,000	Perimeter Master Note Business Trust, Series 2019-2A, Class B, 5.21% , 5/15/24 (144A)	$ 1,542,656
1,000,000	PG Receivables Finance, Series 2020-1, Class A1, 3.968% , 7/20/25 (144A)	995,547
1,000,000	PG Receivables Finance, Series 2020-1, Class B, 4.705% , 7/20/25 (144A)	995,508
2,250,000(a)	PNMAC GMSR Issuer Trust, Series 2018-GT2, Class A, 2.742% (1 Month USD LIBOR + 265 bps), 8/25/25 (144A)	2,248,202
500,000	Purchasing Power Funding LLC, Series 2021-A, Class C, 2.53% , 10/15/25 (144A)	498,467
500,000	Purchasing Power Funding LLC, Series 2021-A, Class D, 4.37% , 10/15/25 (144A)	501,781
618,380(a)	ReadyCap Lending Small Business Loan Trust, Series 2019-2, Class A, 2.75% (PRIME - -50 bps), 12/27/44 (144A)	592,427
700,000	Republic Finance Issuance Trust, Series 2021-A, Class A, 2.30% , 12/22/31 (144A)	700,567
261,812	Small Business Lending Trust, Series 2019-A, Class B, 3.42% , 7/15/26 (144A)	261,942
400,000	Small Business Lending Trust, Series 2019-A, Class C, 4.31% , 7/15/26 (144A)	402,597
850,000	Small Business Lending Trust, Series 2020-A, Class C, 5.01% , 12/15/26 (144A)	854,685
15,913(a)	Soﬁ Professional Loan Program LLC, Series 2016-C, Class A1, 1.192% (1 Month USD LIBOR + 110 bps), 10/27/36 (144A)	15,958
2,000,000(a)	Sound Point CLO V-R LTD, Series 2014-1RA, Class B, 1.872% (3 Month USD LIBOR + 175 bps), 7/18/31 (144A)	1,997,002
500,000(a)	Sound Point CLO XVI, Ltd., Series 2017-2A, Class D, 3.724% (3 Month USD LIBOR + 360 bps), 7/25/30 (144A)	494,023
476,100	Stonepeak ABS, Series 2021-1A, Class AA, 2.301% , 2/28/33 (144A)	475,631
9(c)	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-2XS, Class 1A5B, 5.15% , 2/25/35	9
44,900	Structured Receivables Finance LLC, Series 2010-B, Class A, 3.73% , 8/15/36 (144A)	46,279
1,400,000	Tidewater Auto Receivables Trust, Series 2020-AA, Class D, 2.31% , 3/15/27 (144A)	1,410,870
1,250,000	Tidewater Auto Receivables Trust, Series 2020-AA, Class E, 3.35% , 7/17/28 (144A)	1,258,044
318,519(d)	Towd Point Mortgage Trust, Series 2018-SJ1, Class XA, 5.00% , 10/25/58 (144A)	318,421
11Pioneer Short Term Income Fund  |  | 11/30/21

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
80,474	Towd Point Mortgage Trust, Series 2019-HY3, Class XA, 4.50% , 10/25/59 (144A)	$ 80,140
1,000,000	Tricolor Auto Securitization Trust, Series 2021-1A, Class D, 1.92% , 5/15/26 (144A)	993,821
500,000	Tricolor Auto Securitization Trust, Series 2021-1A, Class E, 3.23% , 9/15/26 (144A)	495,800
1,600,000(a)	TRTX Issuer, Ltd., Series 2019-FL3, Class C, 2.262% (SOFR30A + 221 bps), 10/15/34 (144A)	1,596,128
400,149	TVEST LLC, Series 2020-A, Class A, 4.50% , 7/15/32 (144A)	402,487
1,121,852	TVEST LLC, Series 2021-A, Class A, 2.35% , 9/15/33 (144A)	1,121,291
500,000	United Auto Credit Securitization Trust, Series 2020-1, Class D, 2.88% , 2/10/25 (144A)	507,775
2,000,000	United Auto Credit Securitization Trust, Series 2021-1, Class E, 2.58% , 6/10/26 (144A)	2,000,256
428,990	Upstart Pass-Through Trust Series, Series 2021-ST4, Class A, 2.00% , 7/20/27 (144A)	426,208
1,500,000	Upstart Securitization Trust, Series 2020-1, Class C, 4.899% , 4/22/30 (144A)	1,547,734
1,000,000	Veros Auto Receivables Trust, Series 2021-1, Class C, 3.64% , 8/15/28 (144A)	997,082
2,000,000	Veros Automobile Receivables Trust, Series 2020-1, Class B, 2.19% , 6/16/25 (144A)	2,008,213
1,123,691	Welk Resorts LLC, Series 2019-AA, Class D, 4.03% , 6/15/38 (144A)	1,148,233
619,059	Westgate Resorts LLC, Series 2020-1A, Class C, 6.213% , 3/20/34 (144A)	647,167
2,000,000	Westlake Automobile Receivables Trust, Series 2021-3A, Class D, 2.12% , 1/15/27 (144A)	2,004,597
738,893	Willis Engine Structured Trust VI, Series 2021-A, Class B, 5.438% , 5/15/46 (144A)	758,858
12,832	WRG Debt Funding II LLC, Series 2017-1, Class A, 4.458% , 3/15/26 (144A)	12,792
1,000,000(a)	Z Capital Credit Partners CLO, Ltd., Series 2019-1A, Class BR, 2.122% (3 Month USD LIBOR + 200 bps), 7/16/31 (144A)	999,493
1,000,000(a)	Z Capital Credit Partners CLO, Ltd., Series 2019-1A, Class DR, 5.122% (3 Month USD LIBOR + 500 bps), 7/16/31 (144A)	998,457
	Total Asset Backed Securities (Cost $108,454,735)	$109,054,775

Pioneer Short Term Income Fund  |  | 11/30/2112

Schedule of Investments  |  11/30/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—16.1% of Net Assets
600,000(d)	Angel Oak Mortgage Trust I LLC, Series 2019-1, Class M1, 4.50% , 11/25/48 (144A)	$ 602,439
14,781(d)	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 3B1, 2.186% , 6/25/30	15,141
1,106,554(a)	Bellemeade Re, Ltd., Series 2017-1, Class M2, 3.442% (1 Month USD LIBOR + 335 bps), 10/25/27 (144A)	1,108,692
1,255,159(a)	Bellemeade Re, Ltd., Series 2018-3A, Class M1B, 1.942% (1 Month USD LIBOR + 185 bps), 10/25/28 (144A)	1,254,821
701,627(a)	Bellemeade Re, Ltd., Series 2019-1A, Class M1B, 1.842% (1 Month USD LIBOR + 175 bps), 3/25/29 (144A)	701,435
1,000,000(a)	Bellemeade Re, Ltd., Series 2019-1A, Class M2, 2.792% (1 Month USD LIBOR + 270 bps), 3/25/29 (144A)	1,002,648
2,000,000(a)	Bellemeade Re, Ltd., Series 2019-3A, Class B1, 2.592% (1 Month USD LIBOR + 250 bps), 7/25/29 (144A)	1,998,443
20,376(a)	Bellemeade Re, Ltd., Series 2020-2A, Class M1B, 3.292% (1 Month USD LIBOR + 320 bps), 8/26/30 (144A)	20,376
1,500,000(a)	Bellemeade Re, Ltd., Series 2020-2A, Class M1C, 4.092% (1 Month USD LIBOR + 400 bps), 8/26/30 (144A)	1,519,912
450,000(a)	Bellemeade Re, Ltd., Series 2020-3A, Class M1B, 2.942% (1 Month USD LIBOR + 285 bps), 10/25/30 (144A)	452,256
630,000(a)	Bellemeade Re, Ltd., Series 2020-3A, Class M2, 4.942% (1 Month USD LIBOR + 485 bps), 10/25/30 (144A)	666,537
410,000(a)	Bellemeade Re, Ltd., Series 2020-4A, Class M2B, 3.692% (1 Month USD LIBOR + 360 bps), 6/25/30 (144A)	412,993
650,000(a)	Bellemeade Re, Ltd., Series 2021-3A, Class A2, 1.05% (SOFR30A + 100 bps), 9/25/31 (144A)	647,719
427,190(d)	BRAVO Residential Funding Trust, Series 2020-NQM1, Class A3, 2.406% , 5/25/60 (144A)	428,873
900,000(d)	BRAVO Residential Funding Trust, Series 2020-NQM1, Class B1, 5.086% , 5/25/60 (144A)	917,730
2,532,698(d)	Cascade Funding Mortgage Trust, Series 2018-RM2, Class D, 4.00% , 10/25/68 (144A)	2,534,685
500,000(d)	Cascade Funding Mortgage Trust, Series 2021-HB6, Class M3, 3.735% , 6/25/36 (144A)	498,847
700,000(d)	CFMT LLC, Series 2021-HB5, Class M3, 2.91% , 2/25/31 (144A)	693,946
1,000,000(d)	CFMT LLC, Series 2021-HB7, Class M2, 2.679% , 10/27/31 (144A)	1,002,028
13Pioneer Short Term Income Fund  |  | 11/30/21

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
500,000(d)	CFMT LLC, Series 2021-HB7, Class M3, 3.849% , 10/27/31 (144A)	$ 498,113
1,651,390(a)	Chase Mortgage Finance Corp., Series 2021-CL1, Class M3, 1.60% (SOFR30A + 155 bps), 2/25/50 (144A)	1,655,670
4,686	Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series, Series 2005-4, Class 2A1, 5.00% , 7/25/20	4,768
5,572	Citigroup Mortgage Loan Trust, Inc., Series 2003-UP3, Class A1, 7.00% , 9/25/33	5,568
2,315,629(d)	COLT Mortgage Loan Trust, Series 2021-3, Class A2, 1.162% , 9/27/66 (144A)	2,292,382
1,717,170(a)	Connecticut Avenue Securities Trust, Series 2019-HRP1, Class M2, 2.242% (1 Month USD LIBOR + 215 bps), 11/25/39 (144A)	1,720,837
1,530,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 1M2, 3.742% (1 Month USD LIBOR + 365 bps), 2/25/40 (144A)	1,580,195
2,130,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, 3.742% (1 Month USD LIBOR + 365 bps), 2/25/40 (144A)	2,212,655
117,267	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2A1, 7.50% , 5/25/32	124,008
1,064,770(a)	Eagle Re, Ltd., Series 2019-1, Class M1B, 1.892% (1 Month USD LIBOR + 180 bps), 4/25/29 (144A)	1,064,576
212,138(a)	Eagle Re, Ltd., Series 2020-2, Class M1C, 4.592% (1 Month USD LIBOR + 450 bps), 10/25/30 (144A)	212,812
941,000(a)	Eagle Re, Ltd., Series 2020-2, Class M2, 5.692% (1 Month USD LIBOR + 560 bps), 10/25/30 (144A)	952,334
480,000(a)	Eagle Re, Ltd., Series 2021-2, Class M1C, 3.499% (SOFR30A + 345 bps), 4/25/34 (144A)	479,468
1,620,000(a)	Eagle Re, Ltd., Series 2021-2, Class M2, 4.299% (SOFR30A + 425 bps), 4/25/34 (144A)	1,617,700
1,000,000(d)	Ellington Financial Mortgage Trust, Series 2020-1, Class A3, 3.999% , 5/25/65 (144A)	1,016,966
222,412(d)	Fannie Mae Grantor Trust, Series 2004-T2, Class 2A, 3.392% , 7/25/43	232,015
2,740,000(d)	FWD Securitization Trust, Series 2019-INV1, Class M1, 3.48% , 6/25/49 (144A)	2,761,965
1,440,747(d)	FWD Securitization Trust, Series 2020-INV1, Class A2, 2.34% , 1/25/50 (144A)	1,440,430
455,186(a)	Home Re Ltd., Series 2019-1, Class M1, 1.742% (1 Month USD LIBOR + 165 bps), 5/25/29 (144A)	455,125
Pioneer Short Term Income Fund  |  | 11/30/2114

Schedule of Investments  |  11/30/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
452,879(a)	Home Re Ltd., Series 2020-1, Class M1B, 3.342% (1 Month USD LIBOR + 325 bps), 10/25/30 (144A)	$ 453,779
460,000(a)	Home Re Ltd., Series 2020-1, Class M1C, 4.242% (1 Month USD LIBOR + 415 bps), 10/25/30 (144A)	465,011
670,000(a)	Home Re Ltd., Series 2021-1, Class M2, 2.942% (1 Month USD LIBOR + 285 bps), 7/25/33 (144A)	656,730
980,000(a)	Home Re Ltd., Series 2021-2, Class M1C, 2.85% (SOFR30A + 280 bps), 1/25/34 (144A)	980,210
2,500,000(d)	Homeward Opportunities Fund I Trust, Series 2019-3, Class M1, 3.518% , 11/25/59 (144A)	2,544,868
400,000(d)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class M1, 2.489% , 9/25/56 (144A)	396,635
500,000	IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40% , 8/18/43 (144A)	517,500
23,565(d)	IndyMac INDX Mortgage Loan Trust, Series 2004-AR6, Class 6A1, 2.855% , 10/25/34	23,327
28,348(a)	Interstar Millennium Series Trust, Series 2003-3G, Class A2, 0.629% (3 Month USD LIBOR + 50 bps), 9/27/35	27,209
108,885(d)	JP Morgan Mortgage Trust, Series 2017-4, Class A9, 3.50% , 11/25/48 (144A)	109,107
236,882(a)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class AM, 0.592% (1 Month USD LIBOR + 50 bps), 5/25/33 (144A)	235,611
281,247(a)	La Hipotecaria Panamanian Mortgage Trust, Series 2007-1GA, Class A, 4.50% (Panamanian Mortgage Reference Rate - -125 bps), 12/23/36 (144A)	288,981
535,626(a)	LSTAR Securities Investment, Ltd., Series 2019-3, Class A1, 2.599% (1 Month USD LIBOR + 250 bps), 4/1/24 (144A)	534,877
500,000(a)	Mello Warehouse Securitization Trust, Series 2020-1, Class G, 5.592% (1 Month USD LIBOR + 550 bps), 10/25/53 (144A)	500,323
500,000(a)	Mello Warehouse Securitization Trust, Series 2021-2, Class F, 4.842% (1 Month USD LIBOR + 475 bps), 4/25/55 (144A)	498,860
1,788(d)	Merrill Lynch Mortgage Investors Trust Series MLCC, Series 2003-G, Class A3, 1.863% , 1/25/29	1,814
98,067(d)	Merrill Lynch Mortgage Investors Trust Series MLCC, Series 2003-H, Class A1, 0.732% (1 Month USD LIBOR + 64 bps), 1/25/29	94,625
335,897(d)	New Residential Mortgage Loan Trust, Series 2019-NQM4, Class A1, 2.492% , 9/25/59 (144A)	337,907
15Pioneer Short Term Income Fund  |  | 11/30/21

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
1,350,000(a)	Oaktown Re III, Ltd., Series 2019-1A, Class B1A, 3.592% (1 Month USD LIBOR + 350 bps), 7/25/29 (144A)	$ 1,361,103
500,000(a)	Oaktown Re III, Ltd., Series 2019-1A, Class M1B, 2.042% (1 Month USD LIBOR + 195 bps), 7/25/29 (144A)	499,809
400,298(a)	Oaktown Re V, Ltd., Series 2020-2A, Class M1B, 3.692% (1 Month USD LIBOR + 360 bps), 10/25/30 (144A)	401,052
460,000(a)	Oaktown Re V, Ltd., Series 2020-2A, Class M2, 5.342% (1 Month USD LIBOR + 525 bps), 10/25/30 (144A)	476,365
450,000(d)	Oceanview Mortgage Loan Trust, Series 2020-1, Class A3, 3.285% , 5/28/50 (144A)	448,952
600,000(a)	Provident Funding Mortgage Warehouse Securitization Trust, Series 2021-1, Class G, 5.592% (1 Month USD LIBOR + 550 bps), 2/25/55 (144A)	600,000
89,495(a)	Radnor Re, Ltd., Series 2018-1, Class M1, 1.492% (1 Month USD LIBOR + 140 bps), 3/25/28 (144A)	89,534
1,136,581(a)	Radnor Re, Ltd., Series 2019-1, Class M1B, 2.042% (1 Month USD LIBOR + 195 bps), 2/25/29 (144A)	1,136,978
2,580,829(a)	Radnor Re, Ltd., Series 2019-2, Class M1B, 1.842% (1 Month USD LIBOR + 175 bps), 6/25/29 (144A)	2,580,058
117,984(a)	Radnor Re, Ltd., Series 2020-2, Class M1C, 4.692% (1 Month USD LIBOR + 460 bps), 10/25/30 (144A)	118,134
1,000,000(a)	Radnor Re, Ltd., Series 2021-1, Class M1B, 1.75% (SOFR30A + 170 bps), 12/27/33 (144A)	999,325
630,000(a)	Radnor Re, Ltd., Series 2021-1, Class M2, 3.20% (SOFR30A + 315 bps), 12/27/33 (144A)	623,160
2,230,000(a)	Radnor Re, Ltd., Series 2021-2, Class M1B, 3.748% (SOFR30A + 370 bps), 11/25/31 (144A)	2,233,496
309,310(a)	RESI Finance LP, Series 2003-CB1, Class B3, 1.541% (1 Month USD LIBOR + 145 bps), 6/10/35 (144A)	278,259
1,000,000(d)	RMF Buyout Issuance Trust, Series 2021-HB1, Class M3, 3.69% , 11/25/31 (144A)	999,999
1,200,280(d)	RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% , 10/25/63 (144A)	1,181,542
1,653,885(d)	Silver Hill Trust, Series 2019-SBC1, Class A1, 3.102% , 11/25/49 (144A)	1,668,357
378,805(d)	Spruce Hill Mortgage Loan Trust, Series 2020-SH1, Class A1, 2.521% , 1/28/50 (144A)	380,861
1,074,196(a)	STACR Trust, Series 2018-HRP1, Class M2, 1.742% (1 Month USD LIBOR + 165 bps), 4/25/43 (144A)	1,074,196
2,185,000(a)	STACR Trust, Series 2018-HRP2, Class M3, 2.492% (1 Month USD LIBOR + 240 bps), 2/25/47 (144A)	2,220,564
Pioneer Short Term Income Fund  |  | 11/30/2116

Schedule of Investments  |  11/30/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
228,187(a)	Towd Point HE Trust, Series 2019-HE1, Class M1, 1.192% (1 Month USD LIBOR + 110 bps), 4/25/48 (144A)	$ 227,808
512,078(a)	Traingle Re, Ltd., Series 2020-1, Class M1B, 3.992% (1 Month USD LIBOR + 390 bps), 10/25/30 (144A)	512,623
440,000(a)	Traingle Re, Ltd., Series 2020-1, Class M1C, 4.592% (1 Month USD LIBOR + 450 bps), 10/25/30 (144A)	442,608
620,000(a)	Traingle Re, Ltd., Series 2021-1, Class M1C, 3.492% (1 Month USD LIBOR + 340 bps), 8/25/33 (144A)	620,530
780,000(a)	Traingle Re, Ltd., Series 2021-1, Class M2, 3.992% (1 Month USD LIBOR + 390 bps), 8/25/33 (144A)	778,625
1,150,000(a)	Triangle Re, Ltd., Series 2021-3, Class M1B, 2.95% (SOFR30A + 290 bps), 2/25/34 (144A)	1,146,063
1,500,000(d)	Verus Securitization Trust, Series 2019-INV3, Class M1, 3.279% , 11/25/59 (144A)	1,518,199
1,308,770(d)	Verus Securitization Trust, Series 2021-4, Class A2, 1.247% , 7/25/66 (144A)	1,298,849
2,000,000(d)	Visio Trust, Series 2019-2, Class M1, 3.26% , 11/25/54 (144A)	2,062,915
373,158(d)	Vista Point Securitization Trust, Series 2020-2, Class A3, 2.496% , 4/25/65 (144A)	373,800
285,000	ZH Trust, Series 2021-2, Class B, 3.506% , 10/17/27 (144A)	272,682
	Total Collateralized Mortgage Obligations (Cost $73,615,917)	$74,100,928

	Commercial Mortgage-Backed Securities—8.0% of Net Assets
1,500,000(a)	Austin Fairmont Hotel Trust, Series 2019-FAIR, Class E, 2.34% (1 Month USD LIBOR + 225 bps), 9/15/32 (144A)	$ 1,463,487
1,350,000(a)	BAMLL Commercial Mortgage Securities Trust, Series 2019-RLJ, Class C, 1.69% (1 Month USD LIBOR + 160 bps), 4/15/36 (144A)	1,341,036
615,489(c)(e)	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 0.000% , 7/25/37 (144A)	0
120,000(a)	BFLD Trust, Series 2020-OBRK, Class A, 2.14% (1 Month USD LIBOR + 205 bps), 11/15/28 (144A)	120,145
1,050,000(a)	BHP Trust, Series 2019-BXHP, Class D, 1.861% (1 Month USD LIBOR + 177 bps), 8/15/36 (144A)	1,042,109
221,526(a)	BX Commercial Mortgage Trust, Series 2018-IND, Class E, 1.79% (1 Month USD LIBOR + 170 bps), 11/15/35 (144A)	221,109
17Pioneer Short Term Income Fund  |  | 11/30/21

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
1,800,000(a)	BX Commercial Mortgage Trust, Series 2021-XL2, Class D, 1.487% (1 Month USD LIBOR + 140 bps), 10/15/38 (144A)	$ 1,763,191
1,000,000(a)	BX Trust, Series 2019-ATL, Class B, 1.477% (1 Month USD LIBOR + 139 bps), 10/15/36 (144A)	993,785
130,327(a)	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class A, 1.944% (1 Month USD LIBOR + 185 bps), 11/15/31 (144A)	127,779
850,000(a)	CGMS Commercial Mortgage Trust, Series 2017-MDRC, Class C, 1.39% (1 Month USD LIBOR + 130 bps), 7/15/30 (144A)	839,253
992,754(a)	CHC Commercial Mortgage Trust 2019 - CHC, Series 2019-CHC, Class E, 2.44% (1 Month USD LIBOR + 235 bps), 6/15/34 (144A)	956,707
1,175,000(a)	CLNY Trust, Series 2019-IKPR, Class E, 2.811% (1 Month USD LIBOR + 272 bps), 11/15/38 (144A)	1,157,341
2,000,000(d)	COMM Mortgage Trust, Series 2020-CBM, Class E, 3.754% , 2/10/37 (144A)	1,939,645
600,000(a)	Credit Suisse Commercial Mortgage Securities Corp., Series 2019-SKLZ, Class B, 1.99% (1 Month USD LIBOR + 190 bps), 1/15/34 (144A)	596,316
3,930	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class AMFX, 4.877% , 4/15/37	3,968
1,800,000(d)	Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class D, 4.095% , 12/10/36 (144A)	1,831,583
1,136,652(a)	FREMF Mortgage Trust, Series 2018-KF45, Class B, 2.038% (1 Month USD LIBOR + 195 bps), 3/25/25 (144A)	1,131,185
500,000(a)	GS Mortgage Securities Corp. Trust, Series 2017-STAY, Class B, 1.69% (1 Month USD LIBOR + 160 bps), 7/15/32 (144A)	501,214
1,000,000(a)	GS Mortgage Securities Corp. Trust, Series 2019-70P, Class D, 1.84% (1 Month USD LIBOR + 175 bps), 10/15/36 (144A)	957,378
600,000(a)	GS Mortgage Securities Corp. Trust, Series 2019-SMP, Class D, 2.04% (1 Month USD LIBOR + 195 bps), 8/15/32 (144A)	592,473
2,000,000(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class A, 1.19% (1 Month USD LIBOR + 110 bps), 12/15/36 (144A)	2,008,916
1,250,000(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class E, 2.59% (1 Month USD LIBOR + 250 bps), 12/15/36 (144A)	1,226,299
Pioneer Short Term Income Fund  |  | 11/30/2118

Schedule of Investments  |  11/30/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
150,000(a)	GS Mortgage Securities Corp. Trust, Series 2021-IP, Class E, 3.64% (1 Month USD LIBOR + 355 bps), 10/15/36 (144A)	$ 150,089
1,700,000(a)	GS Mortgage Securities Trust, Series 2018-HART, Class C, 1.79% (1 Month USD LIBOR + 170 bps), 10/15/31 (144A)	1,674,400
813,535(a)	HPLY Trust, Series 2019-HIT, Class C, 1.69% (1 Month USD LIBOR + 160 bps), 11/15/36 (144A)	807,416
250,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class E, 2.69% (1 Month USD LIBOR + 260 bps), 9/15/29 (144A)	242,173
900,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class E, 2.25% (1 Month USD LIBOR + 216 bps), 7/15/36 (144A)	883,777
243,550(d)	Morgan Stanley Capital I Trust, Series 2007-T25, Class AJ, 5.574% , 11/12/49	182,663
963,433(a)	Morgan Stanley Capital I Trust, Series 2018-BOP, Class C, 1.59% (1 Month USD LIBOR + 150 bps), 8/15/33 (144A)	958,565
350,000(a)	Morgan Stanley Capital I Trust, Series 2019-BPR, Class B, 2.189% (1 Month USD LIBOR + 210 bps), 5/15/36 (144A)	332,820
292,140(a)	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class MCR1, 2.44% (1 Month USD LIBOR + 235 bps), 6/15/35 (144A)	288,912
1,125,000(a)	Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class B, 1.89% (1 Month USD LIBOR + 180 bps), 7/15/36 (144A)	1,124,686
875,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 3.03% (1 Month USD LIBOR + 295 bps), 11/25/36 (144A)	873,359
73,603(d)	Sutherland Commercial Mortgage Loans, Series 2017-SBC6, Class A, 3.192% , 5/25/37 (144A)	73,290
405,040(a)	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class C, 1.74% (1 Month USD LIBOR + 150 bps), 11/11/34 (144A)	401,995
1,162,000(d)	UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class C, 5.215% , 8/10/49 (144A)	1,189,926
1,019,061(d)	Velocity Commercial Capital Loan Trust, Series 2020-1, Class AFX, 2.61% , 2/25/50 (144A)	1,048,502
79,714(d)	WaMu Commercial Mortgage Securities Trust, Series 2006-SL1, Class C, 1.607% , 11/23/43 (144A)	79,624
19Pioneer Short Term Income Fund  |  | 11/30/21

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
1,400,000(a)	Wells Fargo Commercial Mortgage Trust, Series 2017-SMP, Class C, 1.414% (1 Month USD LIBOR + 133 bps), 12/15/34 (144A)	$ 1,395,532
500,000(d)	WFRBS Commercial Mortgage Trust, Series 2014-C25, Class D, 3.803% , 11/15/47 (144A)	471,007
2,000,000(a)	XCALI Mortgage Trust, Series 2020-1, Class A, 4.05% (1 Month USD LIBOR + 240 bps), 1/22/23 (144A)	2,005,149
1,300,000(a)	XCALI Mortgage Trust, Series 2020-2, Class A, 4.05% (1 Month USD LIBOR + 200 bps), 2/7/23 (144A)	1,303,441
500,000(a)	XCALI Mortgage Trust, Series 2020-5, Class A, 4.25% (1 Month USD LIBOR + 325 bps), 10/15/23 (144A)	503,123
	Total Commercial Mortgage-Backed Securities (Cost $37,527,797)	$36,805,368

	Corporate Bonds — 36.8% of Net Assets
	Aerospace & Defense — 0.5%
450,000	Boeing Co., 1.95%, 2/1/24	$ 456,325
1,125,000	Boeing Co., 2.196%, 2/4/26	1,122,952
680,000	Boeing Co., 2.80%, 3/1/23	693,958
	Total Aerospace & Defense	$2,273,235
	Airlines — 0.7%
1,505,000	Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.50%, 10/20/25 (144A)	$ 1,577,183
1,463,740	United Airlines, Inc. Pass-Through Trust Series 20-1, 4.875%, 1/15/26	1,534,525
	Total Airlines	$3,111,708
	Auto Manufacturers — 1.5%
1,200,000	Ford Motor Credit Co. LLC, 3.087%, 1/9/23	$ 1,215,156
450,000	General Motors Co., 5.40%, 10/2/23	484,986
2,200,000	General Motors Financial Co., Inc., 1.20%, 10/15/24	2,195,410
500,000	Nissan Motor Co., Ltd., 3.043%, 9/15/23 (144A)	515,120
1,710,000	Toyota Motor Credit Corp., 3.00%, 4/1/25	1,803,485
680,000	Volkswagen Group of America Finance LLC, 1.25%, 11/24/25 (144A)	669,317
	Total Auto Manufacturers	$6,883,474
	Banks — 17.3%
2,145,000	Banco Santander Chile, 2.70%, 1/10/25 (144A)	$ 2,194,485
1,000,000	Banco Santander S.A., 1.849%, 3/25/26	998,395
700,000(d)	Bank of America Corp., 0.81% (SOFRRATE + 74 bps), 10/24/24	695,967
Pioneer Short Term Income Fund  |  | 11/30/2120

Schedule of Investments  |  11/30/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
5,695,000	Bank of America Corp., 4.20%, 8/26/24	$ 6,123,332
1,645,000(d)	Bank of America Corp., 0.981% (SOFRRATE + 91 bps), 9/25/25	1,625,051
1,550,000	Bank of Nova Scotia, 1.30%, 9/15/26	1,521,848
1,990,000(d)	BNP Paribas S.A., 2.819% (3 Month USD LIBOR + 111 bps), 11/19/25 (144A)	2,054,961
1,100,000(d)	BPCE SA, 2.045% (SOFRRATE + 109 bps), 10/19/27 (144A)	1,092,144
1,215,000	BPCE SA, 4.50%, 3/15/25 (144A)	1,313,024
2,300,000(d)	Citigroup, Inc., 1.281% (SOFRRATE + 53 bps), 11/3/25	2,295,430
2,230,000(d)	Citigroup, Inc., 3.352% (3 Month USD LIBOR + 90 bps), 4/24/25	2,334,426
650,000(d)(f)	Citigroup, Inc., 4.70% (SOFRRATE + 323 bps)	648,622
1,400,000	Citizens Financial Group, Inc., 4.15%, 9/28/22 (144A)	1,439,827
3,900,000	Credit Suisse Group AG, 3.574%, 1/9/23 (144A)	3,910,927
2,594,000	Federation des Caisses Desjardins du Quebec, 2.05%, 2/10/25 (144A)	2,643,573
605,000	Goldman Sachs Group, Inc., 3.625%, 1/22/23	624,937
1,900,000	Goldman Sachs Group, Inc., 3.75%, 2/25/26	2,047,220
2,545,000	Goldman Sachs Group, Inc., 3.85%, 7/8/24	2,701,313
1,450,000	HSBC Holdings Plc, 4.375%, 11/23/26	1,585,357
610,000(d)	ING Groep NV, 1.726% (SOFRRATE + 100 bps), 4/1/27	607,743
2,885,000(d)	JPMorgan Chase & Co., 2.301% (SOFRRATE + 116 bps), 10/15/25	2,953,237
3,500,000(d)	JPMorgan Chase & Co., 3.797% (3 Month USD LIBOR + 89 bps), 7/23/24	3,659,677
1,510,000(d)(f)	JPMorgan Chase & Co. Series HH, 4.60% (SOFRRATE + 313 bps)	1,521,869
1,580,000(d)	Macquarie Group, Ltd., 1.201% (SOFRRATE + 69 bps), 10/14/25 (144A)	1,568,869
3,500,000	Mitsubishi UFJ Financial Group, Inc., 3.407%, 3/7/24	3,679,707
955,000	Mizuho Financial Group, Inc., 4.353%, 10/20/25 (144A)	1,037,705
2,305,000	Morgan Stanley, 3.70%, 10/23/24	2,458,446
595,000	Morgan Stanley, 3.75%, 2/25/23	617,352
2,040,000	Morgan Stanley, 4.00%, 7/23/25	2,213,871
1,170,000	Royal Bank of Canada, 1.15%, 6/10/25	1,160,225
2,000,000(d)	Standard Chartered Plc, 1.822% (1 Year CMT Index + 95 bps), 11/23/25 (144A)	2,001,384
1,945,000	Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/8/25	1,941,632
2,050,000	Swedbank AB, 1.538%, 11/16/26 (144A)	2,035,217
2,100,000	Toronto-Dominion Bank, 1.20%, 6/3/26	2,070,654
4,320,000	UBS AG/Stamford CT, 7.625%, 8/17/22	4,512,285
960,000(d)	UBS Group AG, 1.494% (1 Year CMT Index + 85 bps), 8/10/27 (144A)	939,347
21Pioneer Short Term Income Fund  |  | 11/30/21

Principal Amount USD ($)		Value
	Banks — (continued)
1,170,000(d)	UniCredit S.p.A., 2.569% (1 Year CMT Index + 230 bps), 9/22/26 (144A)	$ 1,173,891
1,450,000(d)	Wells Fargo & Co., 2.406% ((SOFRRATE + 109 bps)), 10/30/25	1,489,677
3,895,000	Wells Fargo & Co., 3.55%, 9/29/25	4,177,176
	Total Banks	$79,670,803
	Commercial Services — 0.4%
1,500,000	Ashtead Capital, Inc., 1.50%, 8/12/26 (144A)	$ 1,474,433
400,000	Element Fleet Management Corp., 1.60%, 4/6/24 (144A)	402,077
	Total Commercial Services	$1,876,510
	Computers — 0.3%
1,550,000	CGI, Inc., 1.45%, 9/14/26 (144A)	$ 1,515,782
	Total Computers	$1,515,782
	Diversified Financial Services — 2.5%
700,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 1.65%, 10/29/24	$ 699,162
700,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 2.45%, 10/29/26	702,040
1,250,000	Air Lease Corp., 0.80%, 8/18/24	1,227,290
2,085,000	Ameriprise Financial, Inc., 3.00%, 4/2/25	2,193,372
688,000(d)(f)	Charles Schwab Corp. Series G, 5.375% (5 Year CMT Index + 497 bps)	744,141
850,000(d)(f)	Charles Schwab Corp. Series I, 4.00% (5 Year CMT Index + 317 bps)	846,812
250,000(a)	Hypatia, Ltd. Series A, 7.31% (3 Month U.S. Treasury Bill + 728 bps), 6/7/23 (144A)	262,525
250,000(a)	Hypatia, Ltd. Series B, 10.41% (3 Month U.S. Treasury Bill + 1038 bps), 6/7/23 (144A)	264,175
1,000,000	Nomura Holdings, Inc., 1.653%, 7/14/26	984,343
1,054,000	Nomura Holdings, Inc., 1.851%, 7/16/25	1,059,001
2,430,000	Nuveen Finance LLC, 4.125%, 11/1/24 (144A)	2,629,028
	Total Diversified Financial Services	$11,611,889
	Electric — 2.7%
1,000,000	AES Corp., 1.375%, 1/15/26	$ 968,789
715,000	Enel Finance International NV, 1.375%, 7/12/26 (144A)	700,591
1,390,000	Enel Finance International NV, 2.65%, 9/10/24 (144A)	1,437,926
895,000	Entergy Louisiana LLC, 0.95%, 10/1/24	886,801
3,265,000	Eversource Energy Series U, 1.40%, 8/15/26	3,213,752
1,135,000	NRG Energy, Inc., 2.00%, 12/2/25 (144A)	1,145,466
930,000	NRG Energy, Inc., 3.75%, 6/15/24 (144A)	972,119
Pioneer Short Term Income Fund  |  | 11/30/2122

Schedule of Investments  |  11/30/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Electric — (continued)
2,270,000	Vistra Operations Co. LLC, 3.55%, 7/15/24 (144A)	$ 2,354,543
745,000	Xcel Energy, Inc., 1.75%, 3/15/27	740,415
	Total Electric	$12,420,402
	Electronics — 0.2%
1,000,000	Flex, Ltd., 3.75%, 2/1/26	$ 1,068,642
	Total Electronics	$1,068,642
	Insurance — 3.8%
1(f)	Ambac Assurance Corp., 5.10% (144A)	$ 1
1,725,000	Athene Global Funding, 1.00%, 4/16/24 (144A)	1,718,263
1,445,000	Athene Global Funding, 2.75%, 6/25/24 (144A)	1,498,440
2,045,000	CNO Financial Group, Inc., 5.25%, 5/30/25	2,280,243
3,000,000	MassMutual Global Funding II, 1.20%, 7/16/26 (144A)	2,943,923
2,957,000	Pricoa Global Funding I, 0.80%, 9/1/25 (144A)	2,904,763
860,000	Pricoa Global Funding I, 1.20%, 9/1/26 (144A)	846,094
2,050,000	Principal Life Global Funding II, 1.50%, 11/17/26 (144A)	2,024,521
3,200,000	Protective Life Global Funding, 1.618%, 4/15/26 (144A)	3,195,795
	Total Insurance	$17,412,043
	Lodging — 0.2%
1,100,000	Hyatt Hotels Corp., 1.30%, 10/1/23	$ 1,100,707
	Total Lodging	$1,100,707
	Media — 0.1%
425,000	Walt Disney Co., 3.35%, 3/24/25	$ 451,635
	Total Media	$451,635
	Office & Business Equipment — 0.4%
1,750,000	CDW LLC / CDW Finance Corp., 2.67%, 12/1/26	$ 1,760,526
	Total Office & Business Equipment	$1,760,526
	Pharmaceuticals — 0.5%
2,055,000	AbbVie, Inc., 2.60%, 11/21/24	$ 2,127,052
	Total Pharmaceuticals	$2,127,052
	Pipelines — 2.2%
1,105,000	Enbridge, Inc., 2.50%, 1/15/25	$ 1,137,080
1,740,000	Energy Transfer LP, 2.90%, 5/15/25	1,799,468
1,145,000	Midwest Connector Capital Co. LLC, 3.90%, 4/1/24 (144A)	1,187,518
1,500,000	MPLX LP, 4.875%, 12/1/24	1,631,608
1,000,000	Phillips 66 Partners LP, 2.45%, 12/15/24	1,028,089
23Pioneer Short Term Income Fund  |  | 11/30/21

Principal Amount USD ($)		Value
	Pipelines — (continued)
1,390,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	$ 1,518,876
1,600,000	TransCanada PipeLines, Ltd., 1.00%, 10/12/24	1,588,849
	Total Pipelines	$9,891,488
	REITs — 0.4%
1,737,000	Highwoods Realty LP, 3.625%, 1/15/23	$ 1,774,211
	Total REITs	$1,774,211
	Retail — 0.4%
1,952,000	7-Eleven, Inc., 0.80%, 2/10/24 (144A)	$ 1,931,939
	Total Retail	$1,931,939
	Savings & Loans — 0.4%
1,600,000	Nationwide Building Society, 1.50%, 10/13/26 (144A)	$ 1,574,142
	Total Savings & Loans	$1,574,142
	Semiconductors — 0.8%
2,160,000	Microchip Technology, Inc., 0.983%, 9/1/24 (144A)	$ 2,130,030
1,500,000	Skyworks Solutions, Inc., 1.80%, 6/1/26	1,499,249
	Total Semiconductors	$3,629,279
	Telecommunications — 0.4%
618,000	Juniper Networks, Inc., 1.20%, 12/10/25	$ 611,598
1,030,000	T-Mobile USA, Inc., 3.50%, 4/15/25	1,091,059
	Total Telecommunications	$1,702,657
	Transportation — 0.4%
1,950,000	Canadian Pacific Railway Co., 1.75%, 12/2/26	$ 1,953,271
	Total Transportation	$1,953,271
	Trucking & Leasing — 0.7%
712,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 1.70%, 6/15/26 (144A)	$ 706,810
2,294,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 4.00%, 7/15/25 (144A)	2,479,012
	Total Trucking & Leasing	$3,185,822
	Total Corporate Bonds (Cost $169,786,435)	$168,927,217

	Insurance-Linked Securities — 2.5% of Net Assets#
	Event Linked Bonds — 1.9%
	Earthquakes – California — 0.2%
250,000	Adare Re 2021, 9/30/27	$ 252,250
Pioneer Short Term Income Fund  |  | 11/30/2124

Schedule of Investments  |  11/30/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Earthquakes – California — (continued)
250,000(a)	Ursa Re, 5.785%, (3 Month U.S. Treasury Bill + 575 bps), 12/10/22 (144A)	$ 255,500
250,000(a)	Ursa Re II, 3.785%, (3 Month U.S. Treasury Bill + 375 bps), 12/7/23 (144A)	257,275
		$765,025
	Earthquakes – Mexico — 0.1%
250,000(a)	International Bank for Reconstruction & Development, 3.534%, (3 Month USD LIBOR + 350 bps), 3/13/24 (144A)	$ 252,800
	Earthquakes - U.S. & Canada — 0.0%†
250,000(a)	Acorn Re, 2.535%, (3 Month U.S. Treasury Bill + 250 bps), 11/7/24 (144A)	$ 249,750
	Health – U.S. — 0.0%†
250,000(a)	Vitality Re X, 1.785%, (3 Month U.S. Treasury Bill + 175 bps), 1/10/23 (144A)	$ 244,500
	Multiperil – Florida — 0.1%
250,000(a)	Sanders Re II, 5.465%, (3 Month U.S. Treasury Bill + 543 bps), 6/7/23 (144A)	$ 253,775
	Multiperil - Texas — 0.1%
250,000(a)	Alamo Re, 5.075%, (1 Month U.S. Treasury Bill + 504 bps), 6/8/22 (144A)	$ 253,450
	Multiperil – U.S. — 0.4%
25,000(a)	Caelus Re V, 0.135%, (1 Month U.S. Treasury Bill + 10 bps), 6/5/24 (144A)	$ 12,500
250,000(a)	Caelus Re V, 0.535%, (3 Month U.S. Treasury Bill + 50 bps), 6/9/25 (144A)	187,500
250,000(a)	Easton Re Pte, 4.048%, (3 Month U.S. Treasury Bill + 400 bps), 1/8/24 (144A)	252,325
250,000(a)	Four Lakes Re, 7.035%, (3 Month U.S. Treasury Bill + 700 bps), 1/5/24 (144A)	252,250
300,000(a)	Kilimanjaro II Re, 7.91%, (6 Month USD LIBOR + 791 bps), 4/21/22 (144A)	301,260
250,000(a)	Kilimanjaro Re, 4.94%, (3 Month USD LIBOR + 494 bps), 5/6/22 (144A)	253,500
250,000(a)	Residential Reinsurance 2020, 6.545%, (3 Month U.S. Treasury Bill + 651 bps), 12/6/24 (144A)	256,250
250,000(a)	Residential Reinsurance 2021, 5.525%, (3 Month U.S. Treasury Bill + 550 bps), 12/6/28 (144A)	249,975
250,000(a)	Sanders Re II, 3.286%, (3 Month U.S. Treasury Bill + 325 bps), 4/7/25 (144A)	250,000
		$2,015,560
25Pioneer Short Term Income Fund  |  | 11/30/21

Principal Amount USD ($)		Value
	Multiperil – U.S. & Canada — 0.1%
250,000(a)	Mona Lisa Re, 8.035%, (3 Month U.S. Treasury Bill + 800 bps), 1/9/23 (144A)	$ 251,400
250,000(a)	Mystic Re IV, 9.99%, (3 Month U.S. Treasury Bill + 996 bps), 1/8/25 (144A)	251,625
		$503,025
	Multiperil – U.S. Regional — 0.2%
500,000(a)	Long Point Re III, 2.785%, (3 Month U.S. Treasury Bill + 275 bps), 6/1/22 (144A)	$ 500,500
250,000(a)	Matterhorn Re, 5.035%, (3 Month U.S. Treasury Bill + 500 bps), 1/8/24 (144A)	246,850
		$747,350
	Multiperil – Worldwide — 0.1%
250,000(a)	Northshore Re II, 5.785%, (3 Month U.S. Treasury Bill + 575 bps), 1/8/24 (144A)	$ 257,550
	Pandemic – U.S — 0.1%
250,000(a)	Vitality Re XI, 1.535%, (3 Month U.S. Treasury Bill + 150 bps), 1/9/24 (144A)	$ 243,625
250,000(a)	Vitality Re XI, 1.835%, (3 Month U.S. Treasury Bill + 180 bps), 1/9/24 (144A)	244,625
		$488,250
	Wind Storm - North Carolina — 0.0%†
250,000(a)	Cape Lookout Re, 4.185%, (1 Month U.S. Treasury Bill + 415 bps), 2/25/22 (144A)	$ 251,250
	Windstorm – Florida — 0.0%†
250,000(a)	Integrity Re, 4.38%, (3 Month USD LIBOR + 438 bps), 6/10/22 (144A)	$ 252,250
	Windstorm – U.S — 0.1%
250,000(a)	Bonanza Re, 4.785%, (3 Month U.S. Treasury Bill + 475 bps), 12/23/24 (144A)	$ 253,800
	Windstorm – U.S. Regional — 0.4%
250,000(a)	Cape Lookout Re, 6.265%, (1 Month U.S. Treasury Bill + 623 bps), 5/9/22 (144A)	$ 255,750
250,000(a)	Matterhorn Re, 7.003%, ((3 Month U.S. Treasury Bill + 700 bps)), 12/7/21	250,000
250,000(a)	Matterhorn Re, 7.535%, (3 Month U.S. Treasury Bill + 750 bps), 12/7/21 (144A)	250,000
250,000(a)	Matterhorn Re, 6.285%, (3 Month U.S. Treasury Bill + 625 bps), 12/7/21 (144A)	250,000
250,000(a)	Matterhorn Re, 10.035%, (3 Month U.S. Treasury Bill + 1000 bps), 12/7/21 (144A)	250,100
250,000	Matterhorn Re, 12/7/21 (144A)	249,750
Pioneer Short Term Income Fund  |  | 11/30/2126

Schedule of Investments  |  11/30/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Windstorm – U.S. Regional — (continued)
250,000(a)	Matterhorn Re, 4.326%, (3 Month USD LIBOR + 425 bps), 12/7/22 (144A)	$ 253,050
250,000(a)	Matterhorn Re, 5.576%, (3 Month USD LIBOR + 550 bps), 12/7/22 (144A)	251,175
		$2,009,825
	Total Event Linked Bonds	$8,798,160
Face Amount USD ($)
	Collateralized Reinsurance — 0.1%
	Multiperil – Massachusetts — 0.1%
250,000(g)(h)+	Denning Re 2021, 7/31/25	$ 249,250
	Multiperil – U.S. — 0.0%†
250,000(h)+	Dingle Re 2019, 2/1/23	$ 5,125
	Multiperil – Worldwide—0.0%†
250,000(g)(h)+	Cypress Re 2017, 1/31/23	$ 25
250,000(g)(h)+	Limestone Re 2020-1, 3/1/24 (144A)	18,500
250,000(g)(h)+	Resilience Re, 5/1/22	—
		$18,525
	Windstorm – Florida — 0.0%†
250,000(g)(h)+	Portrush Re 2017, 6/15/22	$ 159,525
	Windstorm – U.S. Regional — 0.0%†
250,000(g)(h)+	Oakmont Re 2017, 4/30/23	$ 7,350
	Total Collateralized Reinsurance	$439,775
	Reinsurance Sidecars — 0.5%
	Multiperil – U.S. — 0.0%†
250,000(g)(h)+	Carnoustie Re 2017, 11/30/22	$ 32,950
250,000(g)(i)+	Harambee Re 2018, 12/31/22	4,175
250,000(g)(i)+	Harambee Re 2019, 12/31/22	925
250,000(g)(i)+	Harambee Re 2020, 12/31/23	14,050
		$52,100
	Multiperil – Worldwide — 0.5%
3,037(i)+	Alturas Re 2019-2, 3/10/22	$ 4,276
29,558(i)+	Alturas Re 2020-2, 3/10/23	24,705
216,442(g)(i)+	Alturas Re 2021-2, 12/31/24	203,629
300,000(g)(h)+	Bantry Re 2016, 3/31/22	24,180
250,000(g)(h)+	Bantry Re 2017, 3/31/23	14,600
601,682(g)(h)+	Berwick Re 2018-1, 12/31/22	46,510
429,864(g)(h)+	Berwick Re 2019-1, 12/31/22	51,369
12,500(g)(h)+	Eden Re II, 3/22/23 (144A)	3,739
27Pioneer Short Term Income Fund  |  | 11/30/21

Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
2,500(g)(h)+	Eden Re II, 3/22/23 (144A)	$ 9,609
22,275(g)(h)+	Eden Re II, 3/22/22 (144A)	7,005
264,623(g)(h)+	Gullane Re 2018, 12/31/22	36,756
250,000(g)(h)+	Gullane Re 2021, 12/31/24	240,025
250,000(i)+	Lion Rock Re 2020, 1/31/23	—
250,000(g)(i)+	Lorenz Re 2018, 7/1/22	—
128,615(g)(i)+	Lorenz Re 2019, 6/30/22	4,360
500,000(g)(h)+	Merion Re 2021-2, 12/31/24	472,500
500,000(g)(h)+	Pangaea Re 2016-2, 11/30/22	900
500,000(g)(h)+	Pangaea Re 2018-1, 12/31/21	10,550
250,000(g)(h)+	Pangaea Re 2018-3, 7/1/22	5,175
409,624(g)(h)+	Pangaea Re 2019-1, 2/1/23	8,520
183,828(g)(h)+	Pangaea Re 2019-3, 7/1/23	6,618
405,323(h)+	Pangaea Re 2020-1, 2/1/24	8,593
350,000(g)(h)+	Pangaea Re 2021-1, 12/31/24	341,005
150,000(g)(h)+	Sector Re V, 12/1/23 (144A)	38,550
10,000(g)(h)+	Sector Re V, 12/1/24 (144A)	29,364
257,836(h)+	Sussex Re 2020-1, 12/31/22	8,148
250,000(g)(i)+	Thopas Re 2018, 12/31/22	3,400
250,000(g)(i)+	Thopas Re 2019, 12/31/22	9,950
500,000(i)+	Thopas Re 2020, 12/31/23	4,000
250,000(g)(i)+	Thopas Re 2021, 12/31/24	248,150
250,000(h)+	Versutus Re 2018, 12/31/22	—
220,637(h)+	Versutus Re 2019-A, 12/31/22	—
29,363(h)+	Versutus Re 2019-B, 12/31/22	—
500,000(g)(i)+	Viribus Re 2020, 12/31/23	4,000
449,040(g)(i)+	Viribus Re 2021, 12/31/24	428,698
		$2,298,884
	Total Reinsurance Sidecars	$2,350,984
	Total Insurance-Linked Securities (Cost $11,975,902)	$11,588,919

Pioneer Short Term Income Fund  |  | 11/30/2128

Schedule of Investments  |  11/30/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Foreign Government Bond — 0.1% of Net Assets
	Unknown SOI_Bloomberg Country of Risk — 0.1%
250,000(a)	International Bank for Reconstruction & Development, 4.500%, 12/29/23 (144A)	$ 251,750
	Total Unknown SOI_Bloomberg Country of Risk	$251,750
	Total Foreign Government Bond (Cost $250,000)	$251,750

	U.S. Government and Agency Obligations — 8.9% of Net Assets
3,000,000	Fannie Mae, 1.500%, 12/1/36 (TBA)	$ 3,015,469
10,938(a)	Fannie Mae, 2.023%, (12 month USD LIBOR + 174 bps), 7/1/36	11,331
168(a)	Fannie Mae, 2.237%, (1 Year CMT Index + 212 bps), 11/1/25	169
12,135(a)	Fannie Mae, 2.320%, (1 Year CMT Index + 232 bps), 12/1/28	12,098
1,333(a)	Fannie Mae, 2.339%, (1 Year CMT Index + 221 bps), 4/1/29	1,337
11,000,000	Fannie Mae, 2.500%, 12/1/51 (TBA)	11,275,859
1,750(a)	Fannie Mae, 2.588%, (1 Year CMT Index + 246 bps), 4/1/28	1,745
179(a)	Fannie Mae, 3.218%, (6 Month USD LIBOR + 285 bps), 2/1/33	180
22,426(a)	Fannie Mae, 4.029%, (11th District Cost of Funds Index (COFI Rate) + 193 bps), 12/1/36	23,948
11,107	Fannie Mae, 5.500%, 12/1/35	12,804
63,524	Fannie Mae, 5.500%, 8/1/37	73,139
12,073	Fannie Mae, 6.000%, 2/1/34	13,433
6,674	Fannie Mae, 6.000%, 4/1/38	7,823
75,753	Fannie Mae, 6.500%, 4/1/29	82,990
1,698	Fannie Mae, 6.500%, 7/1/32	1,904
9,218	Fannie Mae, 7.000%, 1/1/36	10,576
1,590,000(a)	Fannie Mae Connecticut Avenue Securities, 2.292%, (1 Month USD LIBOR + 220 bps), 1/25/30	1,601,020
62,937(a)	Fannie Mae Connecticut Avenue Securities, 2.492%, (1 Month USD LIBOR + 240 bps), 5/25/30	63,018
2,524(a)	Fannie Mae REMICS, 1.440%, (7 Year US Treasury Yield Curve Rate T Note Constant Maturity - -5 bps), 9/25/22	2,520
16,236(a)	Fannie Mae REMICS, 0.592%, (1 Month USD LIBOR + 50 bps), 3/25/24	16,360
22,354	Fannie Mae REMICS, 6.000%, 6/25/29	25,086
29Pioneer Short Term Income Fund  |  | 11/30/21

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
28,148(a)	Fannie Mae REMICS, 0.992%, (1 Month USD LIBOR + 90 bps), 12/25/31	$ 28,710
14,407(a)	Fannie Mae REMICS, 0.739%, (1 Month USD LIBOR + 65 bps), 1/18/32	14,537
77,289(a)	Fannie Mae REMICS, 0.489%, (1 Month USD LIBOR + 40 bps), 12/18/32	77,547
18,937(a)	Fannie Mae REMICS, 0.592%, (1 Month USD LIBOR + 50 bps), 1/25/33	19,119
27,438(a)	Fannie Mae REMICS, 0.592%, (1 Month USD LIBOR + 50 bps), 5/25/33	27,567
57,778(a)	Fannie Mae REMICS, 0.392%, (1 Month USD LIBOR + 30 bps), 11/25/27	57,778
38,530(a)	Fannie Mae REMICS, 0.442%, (1 Month USD LIBOR + 35 bps), 2/25/33	38,569
34,339(a)	Fannie Mae REMICS, 0.492%, (1 Month USD LIBOR + 40 bps), 3/25/34	34,475
34,641(a)	Fannie Mae REMICS, 0.492%, (1 Month USD LIBOR + 40 bps), 7/25/34	34,915
41,804(a)	Fannie Mae REMICS, 0.392%, (1 Month USD LIBOR + 30 bps), 10/25/35	42,003
44,933(a)	Fannie Mae REMICS, 0.402%, (1 Month USD LIBOR + 31 bps), 2/25/35	45,074
30,612(a)	Fannie Mae REMICS, 0.442%, (1 Month USD LIBOR + 35 bps), 5/25/36	30,801
45,923(a)	Fannie Mae REMICS, 0.542%, (1 Month USD LIBOR + 45 bps), 6/25/36	45,203
34,581(a)	Fannie Mae REMICS, 0.442%, (1 Month USD LIBOR + 35 bps), 9/25/36	34,964
10,364(a)	Fannie Mae REMICS, 0.662%, (1 Month USD LIBOR + 57 bps), 9/25/36	10,545
12,119(a)	Fannie Mae REMICS, 0.712%, (1 Month USD LIBOR + 62 bps), 12/25/37	12,236
17,378(a)	Fannie Mae REMICS, 0.342%, (1 Month USD LIBOR + 25 bps), 3/25/37	17,410
20,965(a)	Fannie Mae REMICS, 0.452%, (1 Month USD LIBOR + 36 bps), 3/25/37	21,140
23,062(a)	Fannie Mae REMICS, 0.342%, (1 Month USD LIBOR + 25 bps), 2/25/37	23,243
24,860(a)	Fannie Mae REMICS, 0.492%, (1 Month USD LIBOR + 40 bps), 5/25/37	25,073
56,924(a)	Fannie Mae REMICS, 0.332%, (1 Month USD LIBOR + 24 bps), 6/25/37	57,031
67,452(a)	Fannie Mae REMICS, 0.342%, (1 Month USD LIBOR + 25 bps), 6/25/37	67,691
Pioneer Short Term Income Fund  |  | 11/30/2130

Schedule of Investments  |  11/30/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
51,178(a)	Fannie Mae REMICS, 0.292%, (1 Month USD LIBOR + 20 bps), 2/25/37	$ 51,223
65,485(a)	Fannie Mae REMICS, 0.662%, (1 Month USD LIBOR + 57 bps), 9/25/37	66,608
71,484(a)	Fannie Mae REMICS, 0.672%, (1 Month USD LIBOR + 58 bps), 9/25/37	72,556
53,260(a)	Fannie Mae REMICS, 0.442%, (1 Month USD LIBOR + 35 bps), 3/25/37	53,923
17,143(a)	Fannie Mae REMICS, 0.662%, (1 Month USD LIBOR + 57 bps), 9/25/37	17,433
45,557(a)	Fannie Mae REMICS, 0.992%, (1 Month USD LIBOR + 90 bps), 7/25/38	46,700
38,624(a)	Fannie Mae REMICS, 1.312%, (1 Month USD LIBOR + 122 bps), 10/25/38	39,948
18,899	Fannie Mae REMICS, 3.000%, 4/25/40	19,228
7,199(a)	Fannie Mae REMICS, 0.642%, (1 Month USD LIBOR + 55 bps), 5/25/40	7,208
37,782	Fannie Mae REMICS, 1.500%, 4/25/27	37,961
243,709(a)	Fannie Mae Trust, 0.312%, (1 Month USD LIBOR + 22 bps), 3/25/45	242,858
64,721(a)	Fannie Mae Trust, 3.231%, 4/25/45	70,055
63,011(a)	Fannie Mae Trust, 2.496%, 6/25/45	66,493
161,947(a)	Fannie Mae Whole Loan, 0.352%, (1 Month USD LIBOR + 26 bps), 11/25/46	160,752
8,348(a)	Freddie Mac, 2.158%, (12 Month USD LIBOR + 191 bps), 8/1/31	8,289
1,943(a)	Freddie Mac, 2.370%, (1 Year CMT Index + 225 bps), 11/1/31	2,046
625(a)	Freddie Mac, 2.423%, (1 Year CMT Index + 236 bps), 1/1/28	625
1,935(a)	Freddie Mac, 2.455%, (6 Month USD LIBOR + 233 bps), 4/1/25	1,951
13,533	Freddie Mac, 5.000%, 12/1/39	15,213
46,653(a)	Freddie Mac REMICS, 0.639%, (1 Month USD LIBOR + 55 bps), 4/15/27	46,856
145,794(a)	Freddie Mac REMICS, 0.589%, (1 Month USD LIBOR + 50 bps), 7/15/31	146,649
43,275(a)	Freddie Mac REMICS, 0.589%, (1 Month USD LIBOR + 50 bps), 4/15/28	43,455
40,137(a)	Freddie Mac REMICS, 1.089%, (1 Month USD LIBOR + 100 bps), 3/15/32	41,042
64,146(a)	Freddie Mac REMICS, 1.089%, (1 Month USD LIBOR + 100 bps), 3/15/32	65,693
31Pioneer Short Term Income Fund  |  | 11/30/21

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
56,600(a)	Freddie Mac REMICS, 1.089%, (1 Month USD LIBOR + 100 bps), 2/15/32	$ 57,909
88,399(a)	Freddie Mac REMICS, 0.659%, (1 Month USD LIBOR + 57 bps), 3/15/32	89,190
35,425(a)	Freddie Mac REMICS, 0.339%, (1 Month USD LIBOR + 25 bps), 1/15/35	35,505
16,710(a)	Freddie Mac REMICS, 0.339%, (1 Month USD LIBOR + 25 bps), 8/15/35	16,750
9,629(a)	Freddie Mac REMICS, 0.389%, (1 Month USD LIBOR + 30 bps), 1/15/36	9,666
50,629(a)	Freddie Mac REMICS, 0.389%, (1 Month USD LIBOR + 30 bps), 2/15/36	50,838
23,738(a)	Freddie Mac REMICS, 0.509%, (1 Month USD LIBOR + 42 bps), 6/15/36	23,939
49,486(a)	Freddie Mac REMICS, 0.589%, (1 Month USD LIBOR + 50 bps), 7/15/36	50,258
15,716(a)	Freddie Mac REMICS, 0.409%, (1 Month USD LIBOR + 32 bps), 11/15/36	15,877
45,596(a)	Freddie Mac REMICS, 0.439%, (1 Month USD LIBOR + 35 bps), 11/15/36	45,958
20,482(a)	Freddie Mac REMICS, 0.439%, (1 Month USD LIBOR + 35 bps), 11/15/36	20,644
72,759(a)	Freddie Mac REMICS, 0.669%, (1 Month USD LIBOR + 58 bps), 10/15/37	73,957
100,936(a)	Freddie Mac REMICS, 0.464%, (1 Month USD LIBOR + 38 bps), 11/15/37	101,776
4,455	Freddie Mac REMICS, 4.000%, 2/15/23	4,478
59,492(a)	Freddie Mac REMICS, 0.789%, (1 Month USD LIBOR + 70 bps), 12/15/39	59,686
13,946(a)	Freddie Mac REMICS, 0.339%, (1 Month USD LIBOR + 25 bps), 8/15/25	13,933
7,973(a)	Freddie Mac REMICS, 0.489%, (1 Month USD LIBOR + 40 bps), 7/15/23	7,962
60,332(a)	Freddie Mac REMICS, 0.589%, (1 Month USD LIBOR + 50 bps), 2/15/41	59,379
86,204(a)	Freddie Mac REMICS, 0.509%, (1 Month USD LIBOR + 42 bps), 4/15/41	87,030
17,782(a)	Freddie Mac REMICS, 0.489%, (1 Month USD LIBOR + 40 bps), 5/15/41	17,972
12,785(a)	Freddie Mac REMICS, 0.289%, (1 Month USD LIBOR + 20 bps), 8/15/26	12,745
25,315(a)	Freddie Mac REMICS, 0.389%, (1 Month USD LIBOR + 30 bps), 9/15/26	25,309
Pioneer Short Term Income Fund  |  | 11/30/2132

Schedule of Investments  |  11/30/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
33,786(a)	Freddie Mac REMICS, 0.639%, (1 Month USD LIBOR + 55 bps), 2/15/42	$ 34,278
86,775	Freddie Mac REMICS, 3.000%, 12/15/25	88,591
691,540(a)	Freddie Mac Stacr Remic Trust, 3.192%, (1 Month USD LIBOR + 310 bps), 3/25/50 (144A)	698,471
1,300,000(a)	Freddie Mac STACR REMIC Trust, 2.150%, (SOFR30A + 210 bps), 9/25/41 (144A)	1,299,186
1,097,216(a)	Freddie Mac STACR Trust, 1.492%, (1 Month USD LIBOR + 140 bps), 2/25/49 (144A)	1,100,661
26,339(a)	Freddie Mac Strips, 0.489%, (1 Month USD LIBOR + 40 bps), 5/15/36	26,483
58,762(a)	Freddie Mac Strips, 0.389%, (1 Month USD LIBOR + 30 bps), 8/15/36	58,831
22,792(a)	Freddie Mac Strips, 0.439%, (1 Month USD LIBOR + 35 bps), 12/15/36	22,985
700,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, 2.592%, (1 Month USD LIBOR + 250 bps), 3/25/30	715,487
374,331(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.342%, (1 Month USD LIBOR + 125 bps), 12/25/42	373,277
19,790	Government National Mortgage Association, 6.000%, 12/15/31	22,300
40,879	Government National Mortgage Association, 6.000%, 11/15/36	47,927
7,338	Government National Mortgage Association, 6.500%, 5/15/31	8,462
5,653	Government National Mortgage Association, 6.500%, 7/15/35	6,260
11,148	Government National Mortgage Association, 6.500%, 10/15/37	12,624
9,613	Government National Mortgage Association, 7.500%, 10/15/36	9,907
66,060(a)	Government National Mortgage Association, 0.341%, (1 Month USD LIBOR + 25 bps), 2/20/35	66,164
69,805(a)	Government National Mortgage Association, 0.339%, (1 Month USD LIBOR + 25 bps), 1/16/35	69,894
44,627(a)	Government National Mortgage Association, 0.591%, (1 Month USD LIBOR + 50 bps), 2/20/38	44,977
17,097	Government National Mortgage Association, 3.000%, 4/20/41	17,402
73,024(a)	Government National Mortgage Association, 0.391%, (1 Month USD LIBOR + 30 bps), 8/20/40	72,827
2,800,000(j)	U.S. Treasury Bills, 1/11/22	2,799,872
33Pioneer Short Term Income Fund  |  | 11/30/21

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
9,000,000	U.S. Treasury Notes, 0.250%, 9/30/23	$ 8,964,492
5,000,000	U.S. Treasury Notes, 0.375%, 8/15/24	4,951,367
	Total U.S. Government and Agency Obligations (Cost $40,770,405)	$40,736,691

Shares
	TEMPORARY CASH INVESTMENTS — 3.5% of Net Assets
	Repurchase Agreements — 2.7%
6,300,000	$6,300,000 RBC Capital Markets LLC, 0.05%, dated 11/30/21 plus accrued interest on 12/1/21 collateralized by $6,426,009 Government National Mortgage Association, 4.5%, 1/20/49	$ 6,300,000
6,300,000	$6,300,000 TD Securities USA LLC, 0.05%, dated 11/30/21 plus accrued interest on 12/1/21 collateralized by the following: $3,213,076 U.S. Treasury Note, 1.50%, 11/30/28 $3,213,000 Government National Mortgage Association, 4.0%, 12/20/43	6,300,000
		$12,600,000
	Open-End Mutual Funds — 0.8%
3,585,362	Dreyfus Government Cash Management, Institutional Shares, 0.03%(k)	$ 3,585,362
		$3,585,362
	TOTAL TEMPORARY CASH INVESTMENTS (Cost $16,185,362)	$16,185,362
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 102.5% (Cost $471,825,742)	$470,828,445
	OTHER ASSETS AND LIABILITIES — (2.5%)	$(11,343,526)
	Net Assets — 100.0%	$459,484,919
(TBA)	“To Be Announced” Securities
bps	Basis Points
CMT	Constant Maturity Treasury Index
DDTL	Delayed Draw Term Loans
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans
LIBOR	London Interbank Offered Rate
Pioneer Short Term Income Fund  |  | 11/30/2134

Schedule of Investments  |  11/30/21
(unaudited) (continued)
PRIME	U.S. Federal Funds Rate
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
SOFR30A	Secured Overnight Financing Rate 30 Day Average
SOFRRATE	Secured Overnight Financing Rate
Strips	Separate trading of Registered interest and principal of securities
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At November 30, 2021, the value of these securities amounted to $294,917,390, or 64.2% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at November 30, 2021.
(b)	This term loan will settle after November 30, 2021, at which time the interest rate will be determined.
(c)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at November 30, 2021.
(d)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at November 30, 2021.
(e)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(f)	Security is perpetual in nature and has no stated maturity date.
(g)	Non-income producing security.
(h)	Issued as participation notes.
(i)	Issued as preference shares.
(j)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(k)	Rate periodically changes. Rate disclosed is the 7-day yield at November 30, 2021.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by Fund reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at November 30, 2021.
†	Amount rounds to less than 0.1%.
+	Security that used signiﬁcant unobservable inputs to determine its value.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Acorn Re	10/25/2021	$250,000	$249,750
Adare Re 2021	9/29/2021	250,000	252,250
Alamo Re	11/9/2021	254,250	253,450
Alturas Re 2019-2	12/19/2018	3,037	4,276
Alturas Re 2020-2	1/1/2020	29,558	24,705
35Pioneer Short Term Income Fund  |  | 11/30/21

Restricted Securities	Acquisition date	Cost	Value
Alturas Re 2021-2	2/16/2021	$216,442	$203,629
Bantry Re 2016	2/6/2019	24,180	24,180
Bantry Re 2017	2/6/2019	14,616	14,600
Berwick Re 2018-1	10/19/2018	87,886	46,510
Berwick Re 2019-1	12/31/2018	51,365	51,369
Bonanza Re	12/15/2020	250,000	253,800
Caelus Re V	4/27/2017	25,000	12,500
Caelus Re V	5/4/2018	250,000	187,500
Cape Lookout Re	10/25/2021	251,500	251,250
Cape Lookout Re	11/10/2021	255,175	255,750
Carnoustie Re 2017	1/5/2017	59,439	32,950
Cypress Re 2017	1/24/2017	840	25
Denning Re 2021	7/28/2021	244,573	249,250
Dingle Re 2019	3/4/2019	—	5,125
Easton Re Pte	12/15/2020	250,000	252,325
Eden Re II	12/15/2017	747	3,739
Eden Re II	1/22/2019	293	9,609
Eden Re II	1/23/2018	515	7,005
Four Lakes Re	11/5/2020	250,000	252,250
Gullane Re 2018	3/26/2018	18,957	36,756
Gullane Re 2021	2/16/2021	250,000	240,025
Harambee Re 2018	12/19/2017	9,020	4,175
Harambee Re 2019	12/20/2018	—	925
Harambee Re 2020	2/27/2020	6,609	14,050
Integrity Re	12/4/2019	249,515	252,250
International Bank for Reconstruction & Development	2/28/2020	250,000	252,800
Kilimanjaro II Re	4/6/2017	300,000	301,260
Kilimanjaro Re	6/25/2021	250,500	253,500
Limestone Re 2020-1	12/27/2019	1,250	18,500
Lion Rock Re 2020	12/30/2019	—	—
Long Point Re III	11/24/2021	501,500	500,500
Lorenz Re 2018	8/21/2018	47,743	—
Lorenz Re 2019	7/10/2019	40,593	4,360
Matterhorn Re	4/30/2020	250,000	250,000
Matterhorn Re	12/20/2019	250,000	250,000
Matterhorn Re	1/29/2020	250,000	246,850
Matterhorn Re	1/29/2020	250,000	250,000
Matterhorn Re	6/25/2020	250,000	250,100
Matterhorn Re	6/25/2020	247,323	249,750
Matterhorn Re	11/24/2020	250,000	253,050
Matterhorn Re	11/24/2020	250,000	251,175
Merion Re 2021-2	12/28/2020	500,000	472,500
Mona Lisa Re	12/30/2019	250,000	251,400
Mystic Re IV	6/9/2021	250,000	251,625
Pioneer Short Term Income Fund  |  | 11/30/2136

Schedule of Investments  |  11/30/21
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Northshore Re II	12/2/2020	$250,000	$257,550
Oakmont Re 2017	5/10/2017	—	7,350
Pangaea Re 2016-2	5/31/2016	—	900
Pangaea Re 2018-1	1/11/2018	71,503	10,550
Pangaea Re 2018-3	6/27/2018	60,215	5,175
Pangaea Re 2019-1	1/9/2019	4,301	8,520
Pangaea Re 2019-3	7/25/2019	5,515	6,618
Pangaea Re 2020-1	1/21/2020	—	8,593
Pangaea Re 2021-1	1/28/2021	350,000	341,005
Portrush Re 2017	6/12/2017	191,747	159,525
Residential Reinsurance 2020	10/30/2020	250,000	256,250
Residential Reinsurance 2021	10/28/2021	250,000	249,975
Resilience Re	2/8/2017	774	—
Sanders Re II	5/20/2020	250,000	253,775
Sanders Re II	11/23/2021	250,000	250,000
Sector Re V	12/4/2018	51,597	38,550
Sector Re V	1/1/2020	10,000	29,364
Sussex Re 2020-1	1/23/2020	—	8,148
Thopas Re 2018	12/12/2017	32,702	3,400
Thopas Re 2019	12/21/2018	5,241	9,950
Thopas Re 2020	2/5/2020	—	4,000
Thopas Re 2021	1/22/2021	250,000	248,150
Ursa Re	11/20/2019	250,000	255,500
Ursa Re II	10/8/2020	250,000	257,275
Versutus Re 2018	1/31/2018	—	—
Versutus Re 2019-A	1/28/2019	—	—
Versutus Re 2019-B	12/24/2018	—	—
Viribus Re 2020	12/30/2019	50,960	4,000
Viribus Re 2021	2/1/2021	449,040	428,698
Vitality Re X	2/3/2020	249,881	244,500
Vitality Re XI	1/23/2020	250,000	243,625
Vitality Re XI	1/23/2020	250,000	244,625
Total Restricted Securities			$11,588,919
% of Net assets			2.5%
FUTURES CONTRACT
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
560	U.S. 2 Year Note (CBT)	3/31/22	$122,286,952	$122,491,250	$204,298
37Pioneer Short Term Income Fund  |  | 11/30/21

Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
242	U.S. 10 Year Note (CBT)	3/22/22	$(31,194,703)	$(31,656,625)	$(461,922)
430	U.S. 5 Year Note (CBT)	3/31/22	(51,817,164)	(52,201,329)	(384,165)
12	U.S. Long Bond (CBT)	3/22/22	(1,890,469)	(1,945,500)	(55,031)
			$(84,902,336)	$(85,803,454)	$(901,118)
TOTAL FUTURES CONTRACT			$37,384,616	$36,687,796	$(696,820)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of November 30, 2021, in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$13,177,435	$—	$13,177,435
Asset Backed Securities	—	109,054,775	—	109,054,775
Collateralized Mortgage Obligations	—	74,100,928	—	74,100,928
Commercial Mortgage-Backed Securities	—	36,805,368	—	36,805,368
Corporate Bonds	—	168,927,217	—	168,927,217
U.S. Government Agency Obligations	—	40,736,691	—	40,736,691
Foreign Government Bond	—	251,750	—	251,750
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – Massachusetts	—	—	249,250	249,250
Multiperil – U.S.	—	—	5,125	5,125
Multiperil – Worldwide	—	—	18,525	18,525
Windstorm – Florida	—	—	159,525	159,525
Windstorm – U.S. Regional	—	—	7,350	7,350
Reinsurance Sidecars
Multiperil – U.S.	—	—	52,100	52,100
Multiperil – Worldwide	—	—	2,298,884	2,298,884
All Other Insurance-Linked Securities	—	8,798,160	—	8,798,160
Open-End Mutual Funds	3,585,362	—	—	3,585,362
Repurchase Agreements	12,600,000	—	—	12,600,000
Pioneer Short Term Income Fund  |  | 11/30/2138

Schedule of Investments  |  11/30/21
(unaudited) (continued)
	Level 1	Level 2	Level 3	Total
Total Investments in Securities	$16,185,362	$451,852,324	$2,790,759	$470,828,445
Other Financial Instruments
Net unrealized depreciation on future contracts	$(696,820)	$—	$—	$(696,820)
Total Other Financial Instruments	$(696,820)	$—	$—	$(696,820)
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
Insurance- Linked Securities
Balance as of 8/31/21	$2,984,459
Realized gain (loss)	(48,621)
Changed in unrealized appreciation (depreciation)	(105,864)
Accrued discounts/premiums	(32,991)
Purchases	—
Sales	(6,224)
Transfers in to Level 3*	—
Transfers out of Level 3*	—
Balance as of 11/30/21	$2,790,759
*	Transfers are calculated on the beginning of period values. For the three months ended November 30, 2021, there were no transfers in or out of Level 3.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at November 30, 2021:	$(156,864)
39Pioneer Short Term Income Fund  |  | 11/30/21